First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.9%
	Australia — 33.5%
18,570	AGL Energy Ltd. (AUD) (c)	$122,574
2,399	Ampol Ltd. (AUD) (c)	35,291
4,806	ANZ Group Holdings Ltd. (AUD) (c)	87,994
9,437	APA Group (AUD) (c)	46,749
3,730	Aristocrat Leisure Ltd. (AUD) (c)	150,853
20,744	Aurizon Holdings Ltd. (AUD) (c)	40,327
18,857	Bendigo & Adelaide Bank Ltd. (AUD) (c)	126,178
13,126	BlueScope Steel Ltd. (AUD) (c)	175,809
11,485	Brambles Ltd. (AUD) (c)	145,093
4,054	Coles Group Ltd. (AUD) (c)	49,624
1,082	Commonwealth Bank of Australia (AUD) (c)	102,892
78,502	Evolution Mining Ltd. (AUD) (c)	351,249
14,091	Fortescue Ltd. (AUD) (c)	136,388
14,704	GPT Group (The) (AUD) (c)	40,330
29,694	Insurance Australia Group Ltd. (AUD) (c)	144,448
4,557	JB Hi-Fi Ltd. (AUD) (c)	266,358
946	Macquarie Group Ltd. (AUD) (c)	117,727
3,921	National Australia Bank Ltd. (AUD) (c)	84,336
13,685	Northern Star Resources Ltd. (AUD) (c)	157,996
3,948	Orica Ltd. (AUD) (c)	42,197
14,631	Origin Energy Ltd. (AUD) (c)	96,819
1,635	Pro Medicus Ltd. (AUD) (c)	206,951
49,280	Qantas Airways Ltd. (AUD) (c)	280,953
55,329	Qube Holdings Ltd. (AUD) (c)	136,993
1,760	Ramsay Health Care Ltd. (AUD) (c)	37,803
2,569	Reece Ltd. (AUD) (c)	25,490
1,701	Rio Tinto Ltd. (AUD) (c)	123,425
41,670	Santos Ltd. (AUD) (c)	174,616
1,708	SGH Ltd. (AUD) (c)	53,616
13,974	Stockland (AUD) (c)	43,118
4,108	Suncorp Group Ltd. (AUD) (c)	49,755
9,196	Technology One Ltd. (AUD) (c)	161,751
14,057	Telix Pharmaceuticals Ltd. (AUD) (c) (d)	235,354
11,483	Westpac Banking Corp. (AUD) (c)	228,827
2,655	WiseTech Global Ltd. (AUD) (c)	136,913
Shares	Description	Value

	Australia (Continued)
8,718	Woodside Energy Group Ltd. (AUD) (c)	$126,655
59,421	Yancoal Australia Ltd. (AUD) (c)	188,523
		4,731,975
	Cayman Islands — 7.2%
172,000	Central New Energy Holding Group Ltd. (HKD) (c) (d) (e)	195,462
45,832	CK Asset Holdings Ltd. (HKD) (c)	185,434
43,991	CK Hutchison Holdings Ltd. (HKD) (c)	247,975
211,000	Sino Biopharmaceutical Ltd. (HKD) (c)	102,023
18,522	SITC International Holdings Co., Ltd. (HKD)	50,343
256,220	WH Group Ltd. (HKD) (c) (f) (g)	235,262
		1,016,499
	Hong Kong — 4.3%
15,546	Henderson Land Development Co., Ltd. (HKD) (c)	44,715
10,000	Link REIT (HKD) (c)	46,862
8,000	Power Assets Holdings Ltd. (HKD) (c)	47,908
4,426	Sun Hung Kai Properties Ltd. (HKD) (c)	42,169
29,351	Swire Pacific Ltd., Class A (HKD) (c)	259,049
13,500	Techtronic Industries Co., Ltd. (HKD) (c)	161,788
		602,491
	New Zealand — 1.8%
2,209	EBOS Group Ltd. (NZD) (c)	47,891
4,596	Fisher & Paykel Healthcare Corp., Ltd. (NZD) (c)	87,712
13,037	Infratil Ltd. (NZD) (c)	76,922
490	Xero Ltd. (AUD) (c) (d)	47,894
		260,419
	Singapore — 8.7%
3,400	DBS Group Holdings Ltd. (SGD) (c)	116,761
223,300	Genting Singapore Ltd. (SGD) (c)	123,907
44,000	Mapletree Pan Asia Commercial Trust (SGD) (c)	40,781
109,200	Seatrium Ltd. (SGD) (c) (d) (e)	170,342
23,400	Sembcorp Industries Ltd. (SGD) (c)	109,510
38,200	Singapore Airlines Ltd. (SGD) (c)	192,432

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Singapore (Continued)
27,900	Singapore Technologies Engineering Ltd. (SGD) (c)	$140,118
20,100	Singapore Telecommunications Ltd. (SGD) (c)	50,981
58,200	Wilmar International Ltd. (SGD) (c)	144,315
79,300	Yangzijiang Shipbuilding Holdings Ltd. (SGD) (c)	139,174
		1,228,321
	South Korea — 43.4%
808	Alteogen, Inc. (KRW) (c) (d)	197,509
900	Amorepacific Corp. (KRW) (c)	62,350
2,354	DB Insurance Co., Ltd. (KRW) (c)	142,200
2,260	Hana Financial Group, Inc. (KRW) (c)	92,277
1,737	HD Hyundai Co., Ltd. (KRW) (c)	85,894
802	HD Hyundai Electric Co., Ltd. (KRW) (c)	163,672
1,761	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	242,497
17,834	HMM Co., Ltd. (KRW) (c)	238,149
1,519	Hyundai Mobis Co., Ltd. (KRW) (c)	270,313
1,354	Hyundai Motor Co. (KRW) (c)	182,885
6,162	Hyundai Rotem Co., Ltd. (KRW) (c)	443,167
14,193	Industrial Bank of Korea (KRW) (c)	137,719
1,642	KB Financial Group, Inc. (KRW) (c)	89,002
3,308	Kia Corp. (KRW) (c)	209,226
12,864	Korea Electric Power Corp. (KRW) (c)	189,848
384	Korea Zinc Co., Ltd. (KRW) (c)	203,339
14,654	Korean Air Lines Co., Ltd. (KRW) (c)	213,332
965	Krafton, Inc. (KRW) (c) (d)	220,686
5,941	KT Corp. (KRW) (c)	200,096
1,220	KT&G Corp. (KRW) (c)	83,914
1,680	LG Corp. (KRW) (c)	74,096
1,911	LG Electronics, Inc. (KRW) (c)	100,802
2,723	Meritz Financial Group, Inc. (KRW) (c)	227,637
346	POSCO Holdings, Inc. (KRW) (c)	65,985
1,447	Samsung C&T Corp. (KRW) (c)	115,580
1,496	Samsung Electro-Mechanics Co., Ltd. (KRW) (c)	132,507
Shares	Description	Value

	South Korea (Continued)
5,373	Samsung Electronics Co., Ltd. (KRW) (c)	$213,015
26,357	Samsung Heavy Industries Co., Ltd. (KRW) (c) (d)	243,127
351	Samsung SDI Co., Ltd. (KRW) (c)	45,361
859	Samsung SDS Co., Ltd. (KRW) (c)	68,023
5,954	Shinhan Financial Group Co., Ltd. (KRW) (c)	190,545
1,278	SK Biopharmaceuticals Co., Ltd. (KRW) (c) (d)	87,169
3,272	SK Square Co., Ltd. (KRW) (c) (d)	209,595
4,729	SK Telecom Co., Ltd. (KRW) (c)	178,130
5,400	S-Oil Corp. (KRW) (c)	206,192
12,792	Woori Financial Group, Inc. (KRW) (c)	144,456
2,317	Yuhan Corp. (KRW) (c)	173,363
		6,143,658
	Total Common Stocks	13,983,363
	(Cost $13,071,993)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$282,300	JPMorgan Chase & Co., 4.36% (h), dated 03/31/25, due 04/01/25, with a maturity value of $282,334. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $287,946. (i)	282,300
	(Cost $282,300)

	Total Investments — 100.9%	14,265,663
	(Cost $13,354,293)
	Net Other Assets and Liabilities — (0.9)%	(126,894)
	Net Assets — 100.0%	$14,138,769

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $13,933,020 or 98.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $264,865 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $282,300.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	29.3%
Financials	15.1
Consumer Discretionary	9.2
Materials	8.8
Health Care	8.2
Energy	5.7
Information Technology	5.7
Communication Services	4.6
Utilities	4.3
All Other	9.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	43.1%
AUD	33.5
HKD	11.3
SGD	8.6
USD	2.0
NZD	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 1,016,499	$ 50,343	$ 966,156	$ —
Other Country Categories*	12,966,864	—	12,966,864	—
Repurchase Agreements	282,300	—	282,300	—
Total Investments	$14,265,663	$50,343	$14,215,320	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Austria — 4.2%
9,997	ANDRITZ AG (EUR) (c)	$560,894
22,873	BAWAG Group AG (EUR) (c) (d) (e)	2,359,678
32,301	Erste Group Bank AG (EUR) (c)	2,234,302
33,177	OMV AG (EUR) (c)	1,708,501
71,259	Raiffeisen Bank International AG (EUR) (c)	1,838,450
27,218	voestalpine AG (EUR) (c)	665,882
		9,367,707
	Belgium — 3.7%
6,674	Ackermans & van Haaren N.V. (EUR) (c)	1,446,752
19,918	Ageas S.A./N.V. (EUR) (c)	1,193,955
38,040	Colruyt Group N.V. (EUR) (c)	1,562,729
22,743	Groupe Bruxelles Lambert N.V. (EUR) (c)	1,697,057
4,456	KBC Group N.V. (EUR) (c)	406,137
3,763	Sofina S.A. (EUR) (c)	963,703
5,893	UCB S.A. (EUR) (c)	1,037,553
		8,307,886
	Bermuda — 0.8%
55,161	Aegon Ltd. (EUR) (c)	362,289
92,401	Hiscox Ltd. (GBP) (c)	1,407,441
		1,769,730
	Denmark — 2.2%
843	A.P. Moller - Maersk A/S, Class B (DKK) (c)	1,467,182
41,418	ALK-Abello A/S (DKK) (c) (f)	835,771
54,778	H. Lundbeck A/S (DKK) (c)	275,980
9,097	Jyske Bank A/S (DKK) (c)	728,979
11,249	NKT A/S (DKK) (c) (f)	766,468
2,264	ROCKWOOL A/S, Class B (DKK) (c)	938,446
		5,012,826
	Finland — 1.7%
64,515	Fortum Oyj (EUR) (c) (g)	1,056,469
23,604	Konecranes Oyj (EUR) (c)	1,510,609
36,508	Neste Oyj (EUR) (c) (g)	337,672
47,488	Wartsila Oyj Abp (EUR) (c)	847,353
		3,752,103
	France — 9.3%
51,221	Alstom S.A. (EUR) (c) (f)	1,134,584
7,443	Arkema S.A. (EUR) (c)	569,921
5,169	BNP Paribas S.A. (EUR) (c)	432,023
31,753	Bouygues S.A. (EUR) (c)	1,251,719
62,347	Carrefour S.A. (EUR) (c)	891,684
3,893	Cie de Saint-Gobain S.A. (EUR) (c)	387,809
Shares	Description	Value

	France (Continued)
26,179	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	$920,105
46,364	Credit Agricole S.A. (EUR) (c)	844,154
7,345	Eiffage S.A. (EUR) (c)	855,172
33,956	Elis S.A. (EUR) (c)	758,327
41,014	Engie S.A. (EUR) (c)	799,194
5,758	Ipsen S.A. (EUR) (c)	663,212
12,089	Nexans S.A. (EUR) (c)	1,186,819
92,806	Orange S.A. (EUR) (c)	1,202,226
32,641	Renault S.A. (EUR) (c)	1,653,485
24,503	Rexel S.A. (EUR) (c)	660,381
42,708	Societe Generale S.A. (EUR) (c)	1,926,731
13,686	Teleperformance SE (EUR) (c)	1,376,147
27,195	TotalEnergies SE (EUR) (c)	1,752,260
191,488	Vivendi SE (EUR) (c)	574,023
10,398	Wendel SE (EUR) (c)	1,005,267
		20,845,243
	Germany — 14.6%
20,092	Bayerische Motoren Werke AG (EUR) (c)	1,620,171
96,269	Commerzbank AG (EUR) (c)	2,203,121
21,889	Continental AG (EUR) (c)	1,543,613
13,633	CTS Eventim AG & Co. KGaA (EUR) (c)	1,367,698
28,382	Daimler Truck Holding AG (EUR) (c)	1,149,746
43,922	Delivery Hero SE (EUR) (c) (d) (e) (f)	1,053,148
82,120	Deutsche Bank AG (EUR) (c)	1,957,514
193,417	Deutsche Lufthansa AG (EUR) (c) (g)	1,409,284
24,114	Deutsche Telekom AG (EUR) (c)	890,291
7,948	DHL Group (EUR) (c)	341,235
4,451	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d) (e)	222,919
19,072	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c) (f)	1,196,865
16,663	Fresenius Medical Care AG (EUR) (c)	829,153
9,296	Fresenius SE & Co. KGaA (EUR) (c) (f)	396,882
7,238	GEA Group AG (EUR) (c)	439,992
13,040	Heidelberg Materials AG (EUR) (c)	2,247,811
36,043	KION Group AG (EUR) (c)	1,511,513
3,984	Knorr-Bremse AG (EUR) (c)	362,565
4,933	Krones AG (EUR) (c)	672,790
3,393	LEG Immobilien SE (EUR) (c)	239,837

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
27,410	Mercedes-Benz Group AG (EUR) (c)	$1,619,161
1,135	MTU Aero Engines AG (EUR) (c)	394,383
38,727	Porsche Automobil Holding SE (Preference Shares) (EUR) (c)	1,458,408
38,945	RWE AG (EUR)	1,390,517
48,106	Siemens Energy AG (EUR) (c) (f)	2,851,829
16,717	Volkswagen AG (Preference Shares) (EUR) (c)	1,705,778
42,967	Zalando SE (EUR) (c) (d) (e) (f)	1,490,328
		32,566,552
	Greece — 3.4%
463,807	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	1,245,909
61,621	Hellenic Telecommunications Organization S.A. (EUR) (c)	1,002,495
35,973	Metlen Energy & Metals S.A. (EUR) (c)	1,585,366
124,350	National Bank of Greece S.A. (EUR) (c)	1,278,069
249,480	Piraeus Financial Holdings S.A. (EUR) (c)	1,370,833
79,279	Public Power Corp. S.A. (EUR) (c)	1,190,454
		7,673,126
	Ireland — 1.8%
185,522	AIB Group PLC (EUR) (c)	1,198,329
31,722	Bank of Ireland Group PLC (EUR) (c)	374,807
4,519	Flutter Entertainment PLC (GBP) (c) (f)	1,001,808
20,124	Glanbia PLC (EUR) (c)	221,758
28,995	Ryanair Holdings PLC, ADR	1,228,518
		4,025,220
	Italy — 10.0%
613,638	A2A S.p.A. (EUR) (c)	1,478,905
306,996	Banca Monte dei Paschi di Siena S.p.A. (EUR) (c) (g)	2,441,621
105,041	Banco BPM S.p.A. (EUR) (c)	1,068,904
252,018	BPER Banca S.p.A. (EUR) (c)	1,978,270
44,438	Buzzi S.p.A. (EUR) (c)	2,138,335
93,019	Eni S.p.A. (EUR) (c)	1,438,686
24,521	Generali (EUR) (c)	861,403
88,826	Hera S.p.A. (EUR) (c)	384,785
331,643	Intesa Sanpaolo S.p.A. (EUR) (c)	1,709,184
117,190	Italgas S.p.A. (EUR) (c)	840,278
15,893	Leonardo S.p.A. (EUR) (c)	773,973
Shares	Description	Value

	Italy (Continued)
233,520	Pirelli & C S.p.A. (EUR) (c) (d) (e)	$1,390,021
14,639	Prysmian S.p.A. (EUR) (c)	805,836
2,550,471	Telecom Italia S.p.A. (EUR) (c) (f)	861,552
32,330	UniCredit S.p.A. (EUR) (c)	1,814,758
149,095	Unipol Assicurazoni S.p.A. (EUR) (c)	2,386,709
		22,373,220
	Luxembourg — 1.3%
225,413	Aroundtown S.A. (EUR) (c) (f)	617,615
112,548	Tenaris S.A. (EUR) (c)	2,202,429
		2,820,044
	Netherlands — 3.7%
26,193	Aalberts N.V. (EUR) (c)	893,077
39,269	ABN AMRO Bank N.V. (EUR) (c) (d) (e)	827,455
5,116	Arcadis N.V. (EUR) (c)	261,182
655	Argenx SE (EUR) (c) (f)	386,514
3,265	Euronext N.V. (EUR) (c) (d) (e)	473,857
10,253	Koninklijke Ahold Delhaize N.V. (EUR) (c)	383,003
43,259	Koninklijke Philips N.V. (EUR) (c) (h)	1,101,296
22,900	Koninklijke Vopak N.V. (EUR) (c)	994,888
21,316	NN Group N.V. (EUR) (c)	1,186,149
8,105	Prosus N.V. (EUR) (c)	376,553
59,693	STMicroelectronics N.V. (EUR) (c)	1,308,925
		8,192,899
	Norway — 5.5%
82,673	Aker BP ASA (NOK) (c)	1,960,099
72,192	Equinor ASA (NOK) (c)	1,906,501
18,121	Kongsberg Gruppen ASA (NOK) (c)	2,656,813
112,823	Orkla ASA (NOK) (c)	1,237,272
54,905	Schibsted ASA, Class A (NOK) (c)	1,479,625
129,080	Storebrand ASA (NOK) (c)	1,637,284
150,568	Wallenius Wilhelmsen ASA (NOK) (c)	1,045,589
11,195	Yara International ASA (NOK) (c)	337,703
		12,260,886
	Portugal — 1.5%
3,924,165	Banco Comercial Portugues S.A., Class R (EUR) (c)	2,372,668

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Portugal (Continued)
77,565	EDP S.A. (EUR) (c)	$261,262
37,878	Galp Energia SGPS S.A. (EUR) (c)	663,625
		3,297,555
	Spain — 6.0%
9,982	Acciona S.A. (EUR) (c)	1,306,475
32,773	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	447,274
833,345	Banco de Sabadell S.A. (EUR) (c)	2,339,753
138,320	Banco Santander S.A. (EUR) (c)	931,853
237,264	CaixaBank S.A. (EUR) (c)	1,848,229
62,235	Grifols S.A. (EUR) (c) (f)	554,076
6,044	Industria de Diseno Textil S.A. (EUR) (c)	300,943
644,424	International Consolidated Airlines Group S.A. (GBP) (c)	2,180,579
532,356	Mapfre S.A. (EUR) (c)	1,640,178
134,307	Repsol S.A. (EUR) (c)	1,783,270
		13,332,630
	Sweden — 8.4%
35,497	AddTech AB, Class B (SEK) (c)	1,039,621
21,074	Assa Abloy AB, Class B (SEK) (c)	632,668
41,794	Boliden AB (SEK) (c)	1,371,372
11,357	Essity AB, Class B (SEK) (c) (g)	322,666
80,688	Fastighets AB Balder, Class B (SEK) (f)	504,912
48,212	Industrivarden AB, Class C (SEK) (c)	1,771,171
11,405	Indutrade AB (SEK) (c)	316,054
57,582	Investor AB, Class B (SEK) (c)	1,717,332
21,541	Lifco AB, Class B (SEK) (c)	764,141
44,329	Nordnet AB publ (SEK) (c)	1,030,804
139,622	Securitas AB, Class B (SEK) (c)	1,975,787
16,995	Skanska AB, Class B (SEK) (c)	375,097
346,103	SSAB AB, Class B (SEK) (c)	2,108,853
104,575	Sweco AB, Class B (SEK) (c)	1,877,021
22,014	Swedish Orphan Biovitrum AB (SEK) (c) (f)	630,838
140,750	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c) (g)	1,095,142
219,213	Telia Co., AB (SEK) (c)	790,448
13,421	Volvo AB, Class B (SEK) (c) (g)	393,750
		18,717,677
	Switzerland — 4.8%
27,331	Accelleron Industries AG (CHF) (c)	1,267,238
6,945	Baloise Holding AG (CHF) (c)	1,457,583
Shares	Description	Value

	Switzerland (Continued)
192	Barry Callebaut AG (CHF) (c)	$254,287
497	Belimo Holding AG (CHF) (c)	306,408
1,562	Bucher Industries AG (CHF) (c)	655,584
10,293	DSM-Firmenich AG (EUR) (c)	1,018,991
4,103	Helvetia Holding AG (CHF) (c)	851,011
527	Siegfried Holding AG (CHF) (c)	541,513
8,658	Sulzer AG (CHF) (c)	1,476,745
3,305	Swatch Group (The) AG (CHF) (c)	569,936
542	Swisscom AG (CHF) (c)	312,328
1,968	Swissquote Group Holding S.A. (CHF) (c)	850,052
6,636	VZ Holding AG (CHF) (c)	1,267,819
		10,829,495
	United Kingdom — 16.2%
40,051	3i Group PLC (GBP) (c)	1,883,232
22,977	Associated British Foods PLC (GBP) (c)	569,634
30,506	Auto Trader Group PLC (GBP) (c) (d) (e)	294,983
54,741	Aviva PLC (GBP) (c)	394,526
235,787	Barclays PLC (GBP) (c)	886,571
173,936	Beazley PLC (GBP) (c)	2,094,851
8,500	Bellway PLC (GBP) (c)	261,937
5,609	Berkeley Group Holdings PLC (GBP) (c)	261,056
202,754	BP PLC (GBP) (c)	1,137,750
357,984	BT Group PLC (GBP) (c)	767,865
907,774	Centrica PLC (GBP) (c)	1,757,687
101,819	easyJet PLC (GBP) (c)	585,475
114,619	Evraz PLC (GBP) (c) (f) (i) (j)	0
127,045	Frasers Group PLC (GBP) (c) (f)	1,025,341
43,292	Fresnillo PLC (GBP) (c)	526,357
115,037	IG Group Holdings PLC (GBP) (c)	1,419,352
36,549	Imperial Brands PLC (GBP) (c)	1,352,388
268,852	J Sainsbury PLC (GBP) (c)	819,487
343,693	JD Sports Fashion PLC (GBP) (c)	303,907
411,071	Kingfisher PLC (GBP) (c)	1,354,077
450,220	Lloyds Banking Group PLC (GBP) (c)	422,271
355,246	Marks & Spencer Group PLC (GBP) (c)	1,640,127
18,630	Mondi PLC (GBP) (c)	277,909
384,893	NatWest Group PLC (GBP) (c)	2,272,569
26,121	Pearson PLC (GBP) (c)	413,222
32,215	Persimmon PLC (GBP) (c)	498,272
141,946	Phoenix Group Holdings PLC (GBP) (c)	1,053,706
19,983	Rio Tinto PLC (GBP) (c)	1,199,190

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
200,858	Rolls-Royce Holdings PLC (GBP) (c) (f)	$1,952,222
43,668	Shell PLC (GBP) (c)	1,589,537
180,334	St. James’s Place PLC (GBP) (c)	2,292,397
133,534	Standard Chartered PLC (GBP) (c)	1,981,570
369,013	Tesco PLC (GBP) (c)	1,587,607
60,811	Vistry Group PLC (GBP) (c) (f)	448,866
1,058,354	Vodafone Group PLC (GBP) (c)	994,457
		36,320,398
	Total Common Stocks	221,465,197
	(Cost $193,451,776)
MONEY MARKET FUNDS — 0.1%
149,636	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (k)	149,636
	(Cost $149,636)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$1,524,827	Daiwa Capital Markets America, Inc., 4.36% (k), dated 03/31/25, due 04/01/25, with a maturity value of $1,525,012. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $1,555,325. (l)	1,524,827
Principal Value	Description	Value

$1,524,827	Mizuho Financial Group, Inc., 4.35% (k), dated 03/31/25, due 04/01/25, with a maturity value of $1,525,011. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 07/31/31. The value of the collateral including accrued interest is $1,555,324. (l)	$1,524,827
1,306,995	RBC Dominion Securities, Inc., 4.35% (k), dated 03/31/25, due 04/01/25, with a maturity value of $1,307,153. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $1,333,135. (l)	1,306,995
	Total Repurchase Agreements	4,356,649
	(Cost $4,356,649)

	Total Investments — 101.1%	225,971,482
	(Cost $197,958,061)
	Net Other Assets and Liabilities — (1.1)%	(2,364,333)
	Net Assets — 100.0%	$223,607,149

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $218,341,250 or 97.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,684,594 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,356,649.

(h)	Non-income producing security which makes payment-in- kind distributions.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(k)	Rate shown reflects yield as of March 31, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	33.9%
Industrials	22.4
Consumer Discretionary	9.5
Energy	7.7
Materials	5.5
Consumer Staples	4.8
Communication Services	4.7
Utilities	4.6
Health Care	3.2
All Other	3.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	59.1%
GBP	18.1
SEK	8.3
NOK	5.4
CHF	4.3
USD	2.6
DKK	2.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Germany	$ 32,566,552	$ 1,390,517	$ 31,176,035	$ —
Ireland	4,025,220	1,228,518	2,796,702	—
Sweden	18,717,677	504,912	18,212,765	—
United Kingdom	36,320,398	—	36,320,398	—**
Other Country Categories*	129,835,350	—	129,835,350	—
Money Market Funds	149,636	149,636	—	—
Repurchase Agreements	4,356,649	—	4,356,649	—
Total Investments	$225,971,482	$3,273,583	$222,697,899	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Bermuda — 2.1%
1,195	Credicorp Ltd.	$222,461
	Brazil — 52.6%
29,892	Ambev S.A. (BRL)	70,717
26,599	Banco Bradesco S.A. (Preference Shares) (BRL)	59,058
11,754	Banco BTG Pactual S.A. (BRL)	69,414
43,343	Banco do Brasil S.A. (BRL)	214,115
13,770	Banco Santander Brasil S.A. (BRL)	64,477
11,013	BB Seguridade Participacoes S.A. (BRL)	77,776
33,066	BRF S.A. (BRL)	114,036
17,376	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	310,587
137,785	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	247,733
76,739	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	139,991
89,676	Cosan S.A. (BRL)	116,133
40,931	Embraer S.A. (BRL) (c)	471,609
9,209	Engie Brasil Energia S.A. (BRL)	62,292
24,061	Equatorial Energia S.A. (BRL)	134,927
102,798	Gerdau S.A. (Preference Shares) (BRL)	291,472
35,887	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	197,533
149,643	Itausa S.A. (Preference Shares) (BRL)	247,812
49,660	JBS S.A. (BRL)	357,757
9,535	Localiza Rent a Car S.A. (BRL)	56,126
54,525	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	355,063
36,251	PRIO S.A. (BRL) (c)	252,835
252,250	Raizen S.A. (Preference Shares) (BRL)	81,778
63,480	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	313,704
28,140	Telefonica Brasil S.A. (BRL)	245,725
62,897	TIM S.A. (BRL)	198,398
30,915	Vale S.A. (BRL)	307,175
83,908	Vibra Energia S.A. (BRL)	261,438
21,567	WEG S.A. (BRL)	171,131
		5,490,812
	Cayman Islands — 1.6%
15,779	NU Holdings Ltd., Class A (c)	161,577
	Chile — 10.6%
2,303	Banco de Credito e Inversiones S.A. (CLP)	85,107
71,346	Cencosud S.A. (CLP)	217,899
Shares	Description	Value

	Chile (Continued)
32,266	Empresas Copec S.A. (CLP)	$222,573
97,216	Falabella S.A. (CLP)	405,434
11,143,638	Latam Airlines Group S.A. (CLP)	174,629
		1,105,642
	Colombia — 2.6%
27,213	Bancolombia S.A. (Preference Shares) (COP)	274,212
	Mexico — 29.6%
233,393	Cemex S.A.B. de C.V., Series CPO (MXN)	131,725
40,547	Coca-Cola Femsa S.A.B. de C.V. (MXN)	370,628
48,020	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	226,672
246,679	Fibra Uno Administracion S.A. de C.V. (MXN)	288,211
14,668	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	143,229
15,463	Gruma S.A.B. de C.V., Class B (MXN)	279,210
8,233	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	152,233
2,526	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	69,151
48,143	Grupo Comercial Chedraui S.A. de C.V. (MXN)	271,668
10,087	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	69,958
63,111	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	141,830
38,630	Grupo Mexico S.A.B. de C.V., Series B (MXN)	193,145
21,634	Industrias Penoles S.A.B. de C.V. (MXN) (c)	401,399
109,724	Prologis Property Mexico S.A. de C.V. (MXN)	351,082
		3,090,141

	Total Investments — 99.1%	10,344,845
	(Cost $9,574,637)
	Net Other Assets and Liabilities — 0.9%	94,759
	Net Assets — 100.0%	$10,439,604

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	18.2%
Consumer Staples	17.6
Materials	12.8
Consumer Discretionary	11.6
Industrials	10.6
Utilities	8.7
Energy	7.0
Real Estate	6.2
Communication Services	4.3
Health Care	3.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
BRL	53.1%
MXN	29.9
CLP	10.7
USD	3.7
COP	2.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,344,845	$ 10,344,845	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Aerospace & Defense — 3.8%
18,216	Embraer S.A. (BRL) (b)	$209,886
	Banks — 6.4%
17,665	Banco Bradesco S.A. (Preference Shares) (BRL)	39,222
16,939	Banco do Brasil S.A. (BRL)	83,679
8,573	Banco Santander Brasil S.A. (BRL)	40,142
14,655	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	80,665
69,856	Itausa S.A. (Preference Shares) (BRL)	115,683
		359,391
	Commercial Services & Supplies — 1.8%
3,149	Ambipar Participacoes e Empreendimentos S.A. (BRL) (b)	67,787
14,607	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	33,405
		101,192
	Consumer Staples Distribution & Retail — 1.4%
37,606	Atacadao S.A. (BRL)	47,778
9,282	Raia Drogasil S.A. (BRL)	30,986
		78,764
	Containers & Packaging — 1.5%
26,471	Klabin S.A. (BRL)	86,560
	Diversified Telecommunication Services — 2.1%
13,131	Telefonica Brasil S.A. (BRL)	114,663
	Electric Utilities — 14.1%
17,994	Centrais Eletricas Brasileiras S.A. (BRL)	128,622
73,703	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	132,515
44,745	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	81,626
22,446	Energisa S.A. (BRL)	157,338
7,453	Equatorial Energia S.A. (BRL)	41,794
35,586	Isa Energia Brasil S.A. (Preference Shares) (BRL)	139,315
18,689	Transmissora Alianca de Energia Eletrica S.A. (BRL)	110,239
		791,449
	Electrical Equipment — 2.2%
15,517	WEG S.A. (BRL)	123,126
Shares	Description	Value

	Financial Services — 5.2%
21,173	Pagseguro Digital Ltd., Class A (b)	$161,550
12,473	StoneCo Ltd., Class A (b)	130,717
		292,267
	Food Products — 10.9%
40,361	BRF S.A. (BRL)	139,194
28,197	JBS S.A. (BRL)	203,135
60,103	Marfrig Global Foods S.A. (BRL)	190,217
23,395	SLC Agricola S.A. (BRL)	76,255
		608,801
	Health Care Providers & Services — 2.1%
24,159	Rede D’Or Sao Luiz S.A. (BRL) (c) (d)	119,388
	Hotels, Restaurants & Leisure — 0.8%
12,040	Smartfit Escola de Ginastica e Danca S.A. (BRL)	43,084
	Insurance — 5.7%
16,974	BB Seguridade Participacoes S.A. (BRL)	119,874
28,004	Porto Seguro S.A. (BRL)	196,297
		316,171
	Metals & Mining — 8.4%
56,425	Gerdau S.A. (Preference Shares) (BRL)	159,987
79,887	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	125,295
18,764	Vale S.A. (BRL)	186,441
		471,723
	Oil, Gas & Consumable Fuels — 9.0%
17,364	Brava Energia (BRL)	70,290
75,261	Cosan S.A. (BRL)	97,465
22,626	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	147,339
10,172	PRIO S.A. (BRL) (b)	70,945
38,673	Ultrapar Participacoes S.A. (BRL)	115,956
		501,995
	Paper & Forest Products — 2.2%
13,254	Suzano S.A. (BRL)	122,960
	Pharmaceuticals — 1.4%
22,632	Hypera S.A. (BRL)	76,822
	Real Estate Management & Development — 0.7%
11,276	Allos S.A. (BRL)	37,801

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 0.8%
7,634	TOTVS S.A. (BRL)	$44,642
	Specialty Retail — 5.6%
33,781	Lojas Renner S.A. (BRL)	72,399
189,077	Raizen S.A. (Preference Shares) (BRL)	61,298
57,374	Vibra Energia S.A. (BRL)	178,764
		312,461
	Transportation Infrastructure — 0.7%
20,079	CCR S.A. (BRL)	40,957
	Water Utilities — 9.1%
9,252	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	165,375
49,162	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	170,149
36,832	Cia De Sanena Do Parana (BRL)	174,141
		509,665
	Wireless Telecommunication Services — 3.2%
56,550	TIM S.A. (BRL)	178,377

	Total Investments — 99.1%	5,542,145
	(Cost $4,836,954)
	Net Other Assets and Liabilities — 0.9%	52,243
	Net Assets — 100.0%	$5,594,388

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
USD	– United States Dollar

Country Allocation†	% of Net Assets
Brazil	93.9%
Cayman Islands	5.2
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
BRL	94.7%
USD	5.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,542,145	$ 5,542,145	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Automobiles — 4.3%
622,302	Geely Automobile Holdings Ltd. (HKD) (b)	$1,335,838
135,046	Great Wall Motor Co., Ltd., Class H (HKD) (b)	236,835
		1,572,673
	Banks — 5.5%
1,249,200	Agricultural Bank of China Ltd., Class H (HKD) (b)	752,302
343,916	China CITIC Bank Corp., Ltd., Class H (HKD) (b)	269,769
569,630	China Construction Bank Corp., Class H (HKD) (b)	504,786
536,400	China Minsheng Banking Corp., Ltd., Class H (HKD) (b)	241,872
396,258	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD) (b)	269,923
		2,038,652
	Broadline Retail — 0.5%
39,216	MINISO Group Holding Ltd. (HKD) (b)	180,759
	Capital Markets — 2.2%
5,810,806	China Cinda Asset Management Co., Ltd., Class H (HKD) (b)	828,481
	Communications Equipment — 2.5%
87,862	BYD Electronic International Co., Ltd. (HKD) (b)	458,109
151,526	ZTE Corp., Class H (HKD) (b)	467,528
		925,637
	Construction & Engineering — 3.8%
1,863,936	China Railway Group Ltd., Class H (HKD) (b)	824,575
450,956	China State Construction International Holdings Ltd. (HKD) (b)	583,713
		1,408,288
	Diversified Telecommunication Services — 2.4%
658,808	China Tower Corp., Ltd., Class H (HKD) (b) (c) (d)	887,448
	Electrical Equipment — 4.8%
1,410,446	Goldwind Science & Technology Co., Ltd., Class H (HKD) (b)	888,249
2,607,440	Shanghai Electric Group Co., Ltd., Class H (HKD) (b) (e) (f)	870,742
		1,758,991
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 1.6%
98,428	AAC Technologies Holdings, Inc. (HKD) (b)	$600,527
	Entertainment — 2.1%
753,192	China Ruyi Holdings Ltd. (HKD) (b) (e) (f)	231,568
109,685	Kingsoft Corp., Ltd. (HKD) (b)	534,180
		765,748
	Health Care Providers & Services — 1.1%
173,340	Sinopharm Group Co., Ltd., Class H (HKD) (b)	402,253
	Hotels, Restaurants & Leisure — 1.8%
10,224	Trip.com Group Ltd. (HKD) (b)	649,907
	Independent Power and Renewable Electricity Producers — 4.3%
1,746,064	China Power International Development Ltd. (HKD) (b)	658,548
390,826	China Resources Power Holdings Co., Ltd. (HKD) (b)	929,727
		1,588,275
	Insurance — 7.0%
8,481,876	China Reinsurance Group Corp., Class H (HKD) (b)	1,049,365
1,906,502	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD) (b)	987,579
301,926	PICC Property & Casualty Co., Ltd., Class H (HKD) (b)	559,079
		2,596,023
	Interactive Media & Services — 2.1%
66,936	Baidu, Inc., Class A (HKD) (b) (e)	772,586
	IT Services — 2.1%
242,786	GDS Holdings Ltd., Class A (HKD) (b) (e)	767,901
	Machinery — 1.8%
242,602	Sinotruk Hong Kong Ltd. (HKD) (b)	658,935
	Marine Transportation — 3.2%
80,096	Orient Overseas International Ltd. (HKD) (b)	1,185,641

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining — 5.8%
784,506	China Hongqiao Group Ltd. (HKD) (b)	$1,622,853
296,596	Jiangxi Copper Co., Ltd., Class H (HKD) (b)	521,919
		2,144,772
	Oil, Gas & Consumable Fuels — 10.7%
794,436	China Coal Energy Co., Ltd., Class H (HKD) (b)	810,962
828,662	China Petroleum & Chemical Corp., Class H (HKD) (b)	437,204
575,594	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	1,254,283
1,510,296	PetroChina Co., Ltd., Class H (HKD) (b)	1,224,484
207,017	Yankuang Energy Group Co., Ltd., Class H (HKD) (b)	214,879
		3,941,812
	Passenger Airlines — 7.7%
1,432,830	Air China Ltd., Class H (HKD) (b) (e) (f)	903,414
2,848,550	China Eastern Airlines Corp., Ltd., Class H (HKD) (b) (e) (f)	921,090
2,260,398	China Southern Airlines Co., Ltd., Class H (HKD) (b) (e)	1,030,241
		2,854,745
	Pharmaceuticals — 1.2%
323,608	China Resources Pharmaceutical Group Ltd. (HKD) (b) (c) (d)	210,384
385,926	CSPC Pharmaceutical Group Ltd. (HKD) (b)	245,277
		455,661
	Real Estate Management & Development — 5.0%
446,536	China Overseas Land & Investment Ltd. (HKD) (b)	799,281
245,394	China Resources Land Ltd. (HKD) (b)	814,023
184,622	Longfor Group Holdings Ltd. (HKD) (b) (c) (d)	233,598
		1,846,902
	Specialty Retail — 5.6%
102,810	Pop Mart International Group Ltd. (HKD) (b) (c) (d)	2,077,865
	Technology Hardware, Storage & Peripherals — 4.6%
267,436	Xiaomi Corp., Class B (HKD) (b) (c) (d) (e)	1,692,263
Shares	Description	Value

	Trading Companies & Distributors — 3.2%
152,846	BOC Aviation Ltd. (HKD) (b) (c) (d)	$1,194,121
	Transportation Infrastructure — 1.9%
399,926	China Merchants Port Holdings Co., Ltd. (HKD) (b)	687,647
	Water Utilities — 1.1%
548,972	Guangdong Investment Ltd. (HKD) (b)	404,173
	Total Common Stocks	36,888,686
	(Cost $34,854,779)
MONEY MARKET FUNDS — 0.1%
23,388	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	23,388
	(Cost $23,388)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.9%
$1,000,000	Daiwa Capital Markets America, Inc., 4.36% (g), dated 03/31/25, due 04/01/25, with a maturity value of $1,000,121. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $1,020,001. (h)	1,000,000

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$1,000,000	Mizuho Financial Group, Inc., 4.35% (g), dated 03/31/25, due 04/01/25, with a maturity value of $1,000,121. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 07/31/31. The value of the collateral including accrued interest is $1,020,000. (h)	$1,000,000
556,330	RBC Dominion Securities, Inc., 4.35% (g), dated 03/31/25, due 04/01/25, with a maturity value of $556,397. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $567,457. (h)	556,330
	Total Repurchase Agreements	2,556,330
	(Cost $2,556,330)

	Total Investments — 106.9%	39,468,404
	(Cost $37,434,497)
	Net Other Assets and Liabilities — (6.9)%	(2,562,518)
	Net Assets — 100.0%	$36,905,886

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $36,888,686 or 99.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,392,603 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,556,330.

(g)	Rate shown reflects yield as of March 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
China	47.0%
Cayman Islands	32.2
Hong Kong	13.7
Bermuda	3.8
Singapore	3.2
United States	2.8
Japan	2.7
Canada	1.5
Total Investments	106.9
Net Other Assets and Liabilities	(6.9)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
HKD	90.3%
USD	9.7
Total	100.0%

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,888,686	$ —	$ 36,888,686	$ —
Money Market Funds	23,388	23,388	—	—
Repurchase Agreements	2,556,330	—	2,556,330	—
Total Investments	$39,468,404	$23,388	$39,445,016	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.7%
	Automobile Components — 4.5%
87,100	Aisin Corp. (JPY) (b)	$951,384
58,000	Bridgestone Corp. (JPY) (b)	2,330,025
45,700	Niterra Co., Ltd. (JPY) (b)	1,394,097
135,600	Sumitomo Electric Industries Ltd. (JPY) (b)	2,263,153
		6,938,659
	Automobiles — 8.5%
201,700	Honda Motor Co., Ltd. (JPY) (b)	1,825,299
107,600	Isuzu Motors Ltd. (JPY) (b)	1,463,102
726,700	Mitsubishi Motors Corp. (JPY) (b) (c)	2,003,763
645,000	Nissan Motor Co., Ltd. (JPY) (b) (d)	1,654,215
137,200	Subaru Corp. (JPY) (b)	2,457,137
173,000	Suzuki Motor Corp. (JPY) (b)	2,123,596
24,600	Toyota Motor Corp. (JPY) (b)	434,862
165,300	Yamaha Motor Co., Ltd. (JPY) (b)	1,323,445
		13,285,419
	Banks — 7.5%
167,700	Mitsubishi UFJ Financial Group, Inc. (JPY) (b)	2,286,391
99,900	Mizuho Financial Group, Inc. (JPY) (b)	2,741,629
52,500	Rakuten Bank Ltd. (JPY) (b) (d)	2,282,931
135,300	Resona Holdings, Inc. (JPY) (b)	1,181,414
82,300	Sumitomo Mitsui Financial Group, Inc. (JPY) (b)	2,116,313
41,900	Sumitomo Mitsui Trust Group, Inc. (JPY) (b)	1,054,677
		11,663,355
	Broadline Retail — 1.5%
86,100	Ryohin Keikaku Co., Ltd. (JPY) (b)	2,352,122
	Building Products — 1.1%
52,800	Sanwa Holdings Corp. (JPY) (b)	1,694,322
	Capital Markets — 1.6%
415,600	Nomura Holdings, Inc. (JPY) (b)	2,560,895
	Chemicals — 4.2%
70,900	Asahi Kasei Corp. (JPY) (b)	497,056
101,800	Kuraray Co., Ltd. (JPY) (b)	1,254,428
290,400	Mitsubishi Chemical Group Corp. (JPY) (b)	1,435,007
28,900	Nitto Denko Corp. (JPY) (b)	534,551
38,600	Resonac Holdings Corp. (JPY) (b)	771,511
309,200	Toray Industries, Inc. (JPY) (b)	2,113,047
		6,605,600
Shares	Description	Value

	Commercial Services & Supplies — 1.6%
139,500	Dai Nippon Printing Co., Ltd. (JPY) (b)	$1,986,123
18,400	TOPPAN Holdings, Inc. (JPY) (b)	503,006
		2,489,129
	Construction & Engineering — 4.0%
184,900	Obayashi Corp. (JPY) (b)	2,466,630
185,400	Shimizu Corp. (JPY) (b)	1,650,152
46,600	Taisei Corp. (JPY) (b)	2,074,239
		6,191,021
	Consumer Staples Distribution & Retail — 0.9%
93,400	Seven & i Holdings Co., Ltd. (JPY) (b)	1,352,517
	Electric Utilities — 4.2%
233,800	Chubu Electric Power Co., Inc. (JPY) (b)	2,534,912
176,600	Kansai Electric Power (The) Co., Inc. (JPY) (b)	2,095,894
651,800	Tokyo Electric Power Co. Holdings, Inc. (JPY) (b) (d)	1,876,337
		6,507,143
	Electrical Equipment — 0.8%
35,500	Fujikura Ltd. (JPY) (b)	1,314,739
	Entertainment — 0.8%
5,200	Konami Group Corp. (JPY) (b)	614,028
12,600	Toho Co., Ltd. (JPY) (b)	626,091
		1,240,119
	Financial Services — 1.9%
148,600	Mitsubishi HC Capital, Inc. (JPY) (b) (c)	1,006,975
22,700	ORIX Corp. (JPY) (b)	473,951
144,900	Tokyo Century Corp. (JPY) (b)	1,419,275
		2,900,201
	Food Products — 0.3%
7,200	Toyo Suisan Kaisha Ltd. (JPY) (b)	426,119
	Gas Utilities — 1.4%
44,700	Osaka Gas Co., Ltd. (JPY) (b)	1,011,441
35,400	Tokyo Gas Co., Ltd. (JPY) (b)	1,126,096
		2,137,537
	Ground Transportation — 3.5%
130,500	Central Japan Railway Co. (JPY) (b)	2,489,176

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ground Transportation (Continued)
218,300	Keisei Electric Railway Co., Ltd. (JPY) (b)	$1,972,341
48,300	Seibu Holdings, Inc. (JPY) (b)	1,070,498
		5,532,015
	Hotels, Restaurants & Leisure — 1.2%
34,500	Zensho Holdings Co., Ltd. (JPY) (b)	1,860,392
	Household Durables — 2.0%
141,300	Panasonic Holdings Corp. (JPY) (b)	1,685,639
23,000	Sony Group Corp. (JPY) (b)	581,969
29,200	Sumitomo Forestry Co., Ltd. (JPY) (b)	880,338
		3,147,946
	Industrial Conglomerates — 0.3%
28,500	Sekisui Chemical Co., Ltd. (JPY) (b)	486,091
	Insurance — 5.8%
292,400	Dai-ichi Life Holdings, Inc. (JPY) (b)	2,232,629
26,600	Japan Post Insurance Co., Ltd. (JPY) (b)	542,107
94,000	Sompo Holdings, Inc. (JPY) (b) (c)	2,862,413
133,200	T&D Holdings, Inc. (JPY) (b)	2,850,885
13,500	Tokio Marine Holdings, Inc. (JPY) (b)	525,188
		9,013,222
	IT Services — 1.2%
102,200	NTT Data Group Corp. (JPY) (b)	1,851,359
	Leisure Products — 0.9%
41,000	Bandai Namco Holdings, Inc. (JPY) (b)	1,375,446
	Machinery — 9.1%
66,000	Hitachi Construction Machinery Co., Ltd. (JPY) (b) (c)	1,758,566
37,100	Hoshizaki Corp. (JPY) (b)	1,436,090
41,600	IHI Corp. (JPY) (b)	2,903,216
53,200	Kawasaki Heavy Industries Ltd. (JPY) (b)	3,211,156
35,600	Komatsu Ltd. (JPY) (b)	1,042,479
168,400	Kubota Corp. (JPY) (b)	2,080,987
104,500	Mitsubishi Heavy Industries Ltd. (JPY) (b)	1,794,641
		14,227,135
Shares	Description	Value

	Marine Transportation — 4.6%
171,700	Kawasaki Kisen Kaisha Ltd. (JPY) (b) (c)	$2,333,816
70,300	Mitsui OSK Lines Ltd. (JPY) (b) (c)	2,447,650
73,400	Nippon Yusen KK (JPY) (b)	2,425,730
		7,207,196
	Media — 1.1%
84,500	Nippon Television Holdings, Inc. (JPY) (b)	1,735,528
	Metals & Mining — 3.3%
174,000	JFE Holdings, Inc. (JPY) (b) (c)	2,136,113
121,600	Nippon Steel Corp. (JPY) (b) (c)	2,602,370
21,400	Sumitomo Metal Mining Co., Ltd. (JPY) (b)	467,779
		5,206,262
	Oil, Gas & Consumable Fuels — 3.4%
187,400	ENEOS Holdings, Inc. (JPY) (b)	988,350
224,300	Idemitsu Kosan Co., Ltd. (JPY) (b)	1,586,540
196,400	Inpex Corp. (JPY) (b)	2,724,224
		5,299,114
	Passenger Airlines — 1.0%
54,000	ANA Holdings, Inc. (JPY) (b) (c)	996,772
31,100	Japan Airlines Co., Ltd. (JPY) (b) (c)	532,723
		1,529,495
	Pharmaceuticals — 2.9%
236,800	Ono Pharmaceutical Co., Ltd. (JPY) (b) (c)	2,547,648
27,000	Otsuka Holdings Co., Ltd. (JPY) (b)	1,406,970
34,900	Shionogi & Co., Ltd. (JPY) (b)	526,806
		4,481,424
	Professional Services — 0.5%
13,900	Recruit Holdings Co., Ltd. (JPY) (b)	720,177
	Real Estate Management & Development — 0.7%
15,900	Daiwa House Industry Co., Ltd. (JPY) (b)	525,885
99,000	Nomura Real Estate Holdings, Inc. (JPY) (b) (c)	577,721
		1,103,606

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 1.3%
33,700	Advantest Corp. (JPY) (b)	$1,502,228
37,800	Renesas Electronics Corp. (JPY) (b)	506,998
		2,009,226
	Specialty Retail — 2.3%
1,400	Fast Retailing Co., Ltd. (JPY) (b)	416,768
69,900	Sanrio Co., Ltd. (JPY) (b)	3,233,967
		3,650,735
	Technology Hardware, Storage & Peripherals — 2.1%
30,000	Canon, Inc. (JPY) (b)	935,495
213,700	Ricoh Co., Ltd. (JPY) (b)	2,260,553
		3,196,048
	Textiles, Apparel & Luxury Goods — 0.7%
49,800	Asics Corp. (JPY) (b)	1,056,137
	Trading Companies & Distributors — 5.2%
97,100	Marubeni Corp. (JPY) (b)	1,557,660
59,500	Mitsubishi Corp. (JPY) (b)	1,050,458
46,800	Mitsui & Co., Ltd. (JPY) (b)	882,331
57,900	MonotaRO Co., Ltd. (JPY) (b)	1,081,615
95,500	Sojitz Corp. (JPY) (b) (c)	2,104,844
22,600	Sumitomo Corp. (JPY) (b)	515,684
54,700	Toyota Tsusho Corp. (JPY) (b)	921,578
		8,114,170
	Wireless Telecommunication Services — 0.8%
25,300	SoftBank Group Corp. (JPY) (b)	1,294,093
	Total Common Stocks	153,755,714
	(Cost $139,131,806)
MONEY MARKET FUNDS — 0.1%
185,095	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (e)	185,095
	(Cost $185,095)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 12.2%
$6,619,780	Daiwa Capital Markets America, Inc., 4.36% (e), dated 03/31/25, due 04/01/25, with a maturity value of $6,620,582. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $6,752,180. (f)	$6,619,780
6,619,780	Mizuho Financial Group, Inc., 4.35% (e), dated 03/31/25, due 04/01/25, with a maturity value of $6,620,580. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 07/31/31. The value of the collateral including accrued interest is $6,752,177. (f)	6,619,780
5,674,097	RBC Dominion Securities, Inc., 4.35% (e), dated 03/31/25, due 04/01/25, with a maturity value of $5,674,783. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $5,787,579. (f)	5,674,097
	Total Repurchase Agreements	18,913,657
	(Cost $18,913,657)

	Total Investments — 111.0%	172,854,466
	(Cost $158,230,558)
	Net Other Assets and Liabilities — (11.0)%	(17,102,781)
	Net Assets — 100.0%	$155,751,685

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $153,755,714 or 98.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $17,626,506 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,913,657.

(d)	Non-income producing security.
(e)	Rate shown reflects yield as of March 31, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

Country Allocation†	% of Net Assets
Japan	103.0%
United States	4.4
Canada	3.6
Total Investments	111.0
Net Other Assets and Liabilities	(11.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
JPY	89.0%
USD	11.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 153,755,714	$ —	$ 153,755,714	$ —
Money Market Funds	185,095	185,095	—	—
Repurchase Agreements	18,913,657	—	18,913,657	—
Total Investments	$172,854,466	$185,095	$172,669,371	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Australia — 6.0%
56,915	AGL Energy Ltd. (AUD) (c)	$375,676
22,980	Aristocrat Leisure Ltd. (AUD) (c)	929,385
90,987	BlueScope Steel Ltd. (AUD) (c)	1,218,678
35,381	Brambles Ltd. (AUD) (c)	446,977
580,436	Evolution Mining Ltd. (AUD) (c)	2,597,102
97,675	Fortescue Ltd. (AUD) (c)	945,402
182,964	Insurance Australia Group Ltd. (AUD) (c)	890,039
33,691	JB Hi-Fi Ltd. (AUD) (c)	1,969,250
5,795	Macquarie Group Ltd. (AUD) (c)	721,170
84,322	Northern Star Resources Ltd. (AUD) (c)	973,515
15,109	Pro Medicus Ltd. (AUD) (c)	1,912,434
460,395	Qantas Airways Ltd. (AUD) (c)	2,624,783
5,215	Rio Tinto Ltd. (AUD) (c)	378,401
287,738	Santos Ltd. (AUD) (c)	1,205,753
84,657	Technology One Ltd. (AUD) (c)	1,489,058
97,439	Telix Pharmaceuticals Ltd. (AUD) (c) (d)	1,631,404
84,906	Westpac Banking Corp. (AUD) (c)	1,691,964
19,631	WiseTech Global Ltd. (AUD) (c)	1,012,334
53,437	Woodside Energy Group Ltd. (AUD) (c)	776,331
549,189	Yancoal Australia Ltd. (AUD) (c) (e)	1,742,393
		25,532,049
	Austria — 2.2%
30,089	BAWAG Group AG (EUR) (c) (f) (g)	3,104,112
42,491	Erste Group Bank AG (EUR) (c)	2,939,158
32,732	OMV AG (EUR) (c)	1,685,585
70,303	Raiffeisen Bank International AG (EUR) (c)	1,813,786
		9,542,641
	Belgium — 1.9%
8,779	Ackermans & van Haaren N.V. (EUR) (c)	1,903,062
8,735	Ageas S.A./N.V. (EUR) (c)	523,607
50,040	Colruyt Group N.V. (EUR) (c)	2,055,704
29,917	Groupe Bruxelles Lambert N.V. (EUR) (c)	2,232,373
3,300	Sofina S.A. (EUR) (c)	845,128
2,584	UCB S.A. (EUR) (c)	454,953
		8,014,827
Shares	Description	Value

	Bermuda — 0.4%
17,541	Brookfield Wealth Solutions Ltd. (CAD)	$916,635
60,774	Hiscox Ltd. (GBP) (c)	925,702
		1,842,337
	Canada — 13.8%
23,168	Agnico Eagle Mines Ltd. (CAD)	2,510,075
70,245	Alamos Gold, Inc., Class A (CAD)	1,876,877
110,418	ARC Resources Ltd. (CAD)	2,219,793
23,459	Barrick Gold Corp. (CAD)	455,470
30,659	Bombardier, Inc., Class B (CAD) (d)	1,725,281
9,869	Brookfield Asset Management Ltd., Class A (CAD)	477,728
43,925	Brookfield Corp. (CAD)	2,298,733
32,235	Brookfield Infrastructure Corp., Class A (CAD)	1,164,138
38,033	Canadian Imperial Bank of Commerce (CAD) (e)	2,139,447
14,052	Canadian Natural Resources Ltd. (CAD)	432,384
25,668	Capital Power Corp. (CAD) (e)	853,133
15,307	CCL Industries, Inc., Class B (CAD)	747,666
9,127	Celestica, Inc. (CAD) (d)	719,987
111,590	Cenovus Energy, Inc. (CAD)	1,550,884
3,074	Colliers International Group, Inc. (CAD)	372,007
143	Constellation Software, Inc. (CAD)	452,871
57,882	Definity Financial Corp. (CAD)	2,571,818
65,825	Element Fleet Management Corp. (CAD)	1,308,678
45,804	Empire Co., Ltd., Class A (CAD)	1,535,765
1,848	Fairfax Financial Holdings Ltd. (CAD)	2,670,890
13,900	George Weston Ltd. (CAD)	2,369,679
29,738	Gildan Activewear, Inc. (CAD)	1,314,709
11,259	iA Financial Corp., Inc. (CAD)	1,069,216
13,263	Imperial Oil Ltd. (CAD)	958,055
4,860	Intact Financial Corp. (CAD)	992,939
14,964	Keyera Corp. (CAD)	465,126
149,417	Kinross Gold Corp. (CAD)	1,882,443
14,017	Loblaw Cos., Ltd. (CAD)	1,964,260
21,574	Lundin Gold, Inc. (CAD)	668,036
22,748	Magna International, Inc. (CAD)	773,152
31,575	Manulife Financial Corp. (CAD)	983,860
99,337	MEG Energy Corp. (CAD)	1,741,616
14,763	Metro, Inc. (CAD)	1,026,603
19,760	National Bank of Canada (CAD) (e)	1,630,864

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Canada (Continued)
33,307	Onex Corp. (CAD)	$2,229,108
14,017	Open Text Corp. (CAD)	353,773
44,691	Pan American Silver Corp. (CAD)	1,154,348
53,613	Quebecor, Inc., Class B (CAD)	1,352,759
14,954	Royal Bank of Canada (CAD)	1,684,475
50,564	Suncor Energy, Inc. (CAD)	1,957,838
14,886	TMX Group Ltd. (CAD)	543,491
20,359	Tourmaline Oil Corp. (CAD)	981,838
7,640	Wheaton Precious Metals Corp. (CAD)	592,863
312,395	Whitecap Resources, Inc. (CAD) (e)	2,010,200
		58,784,876
	Cayman Islands — 1.3%
1,589,122	Central New Energy Holding Group Ltd. (HKD) (c) (d) (e)	1,805,892
212,170	CK Asset Holdings Ltd. (HKD) (c)	858,430
243,562	CK Hutchison Holdings Ltd. (HKD) (c)	1,372,944
1,819,768	WH Group Ltd. (HKD) (c) (f) (g)	1,670,919
		5,708,185
	Denmark — 0.5%
554	A.P. Moller - Maersk A/S, Class B (DKK) (c)	964,198
18,161	ALK-Abello A/S (DKK) (c) (d)	366,470
9,866	NKT A/S (DKK) (c) (d)	672,235
		2,002,903
	Finland — 0.5%
31,049	Konecranes Oyj (EUR) (c)	1,987,075
	France — 1.9%
13,924	Bouygues S.A. (EUR) (c)	548,891
12,722	Nexans S.A. (EUR) (c)	1,248,963
40,694	Orange S.A. (EUR) (c)	527,158
21,468	Renault S.A. (EUR) (c)	1,087,498
18,727	Societe Generale S.A. (EUR) (c)	844,851
13,501	Teleperformance SE (EUR) (c)	1,357,545
28,618	TotalEnergies SE (EUR) (c)	1,843,948
125,946	Vivendi SE (EUR) (c)	377,548
4,559	Wendel SE (EUR) (c)	440,759
		8,277,161
	Germany — 6.3%
26,429	Bayerische Motoren Werke AG (EUR) (c)	2,131,171
126,637	Commerzbank AG (EUR) (c)	2,898,094
7,199	Continental AG (EUR) (c)	507,674
8,967	CTS Eventim AG & Co. KGaA (EUR) (c)	899,593
Shares	Description	Value

	Germany (Continued)
24,891	Daimler Truck Holding AG (EUR) (c)	$1,008,327
57,777	Delivery Hero SE (EUR) (c) (d) (f) (g)	1,385,359
81,017	Deutsche Bank AG (EUR) (c)	1,931,221
127,214	Deutsche Lufthansa AG (EUR) (c)	926,912
12,865	Heidelberg Materials AG (EUR) (c)	2,217,645
23,707	KION Group AG (EUR) (c)	994,186
36,056	Mercedes-Benz Group AG (EUR) (c)	2,129,897
50,941	Porsche Automobil Holding SE (Preference Shares) (EUR) (c)	1,918,371
38,421	RWE AG (EUR)	1,371,808
63,280	Siemens Energy AG (EUR) (c) (d)	3,751,378
17,593	Volkswagen AG (Preference Shares) (EUR) (c)	1,795,163
28,261	Zalando SE (EUR) (c) (d) (f) (g)	980,244
		26,847,043
	Greece — 0.5%
406,740	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	1,092,612
11,830	Metlen Energy & Metals S.A. (EUR) (c)	521,360
109,393	Piraeus Financial Holdings S.A. (EUR) (c)	601,088
		2,215,060
	Hong Kong — 0.7%
273,205	Swire Pacific Ltd., Class A (HKD) (c)	2,411,277
61,581	Techtronic Industries Co., Ltd. (HKD) (c)	738,004
		3,149,281
	Ireland — 0.2%
1,982	Flutter Entertainment PLC (GBP) (c) (d)	439,386
12,714	Ryanair Holdings PLC, ADR	538,692
		978,078
	Israel — 1.0%
143,043	Bank Leumi Le-Israel BM (ILS) (c)	1,926,302
78,632	Teva Pharmaceutical Industries Ltd. (ILS) (c) (d)	1,210,641
31,649	Tower Semiconductor Ltd. (ILS) (c) (d)	1,123,632
		4,260,575
	Italy — 4.3%
605,403	A2A S.p.A. (EUR) (c)	1,459,058

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
403,835	Banca Monte dei Paschi di Siena S.p.A. (EUR) (c)	$3,211,807
331,513	BPER Banca S.p.A. (EUR) (c)	2,602,283
58,454	Buzzi S.p.A. (EUR) (c)	2,812,779
61,181	Eni S.p.A. (EUR) (c)	946,261
436,258	Intesa Sanpaolo S.p.A. (EUR) (c)	2,248,337
153,591	Pirelli & C S.p.A. (EUR) (c) (f) (g)	914,246
31,896	UniCredit S.p.A. (EUR) (c)	1,790,396
156,901	Unipol Assicurazoni S.p.A. (EUR) (c)	2,511,667
		18,496,834
	Japan — 28.6%
34,300	Aeon Co., Ltd. (JPY) (c)	860,241
84,800	Aisin Corp. (JPY) (c)	926,261
21,700	ANA Holdings, Inc. (JPY) (c) (e)	400,555
89,100	Asics Corp. (JPY) (c)	1,889,595
48,600	Bridgestone Corp. (JPY) (c)	1,952,400
80,500	Central Japan Railway Co. (JPY) (c)	1,535,469
198,800	Chubu Electric Power Co., Inc. (JPY) (c)	2,155,434
34,200	Cosmo Energy Holdings Co., Ltd. (JPY) (c) (e)	1,470,744
18,600	Credit Saison Co., Ltd. (JPY) (c)	442,091
52,400	Dai Nippon Printing Co., Ltd. (JPY) (c)	746,042
29,700	Daiwa House Industry Co., Ltd. (JPY) (c)	982,314
343,200	ENEOS Holdings, Inc. (JPY) (c)	1,810,040
55,500	Fujikura Ltd. (JPY) (c)	2,055,437
68,300	Fujitsu Ltd. (JPY) (c)	1,359,231
77,000	Hitachi Construction Machinery Co., Ltd. (JPY) (c) (e)	2,051,660
221,600	Honda Motor Co., Ltd. (JPY) (c)	2,005,386
325,000	Idemitsu Kosan Co., Ltd. (JPY) (c)	2,298,821
44,900	IHI Corp. (JPY) (c)	3,133,519
172,400	Inpex Corp. (JPY) (c)	2,391,325
138,400	Isuzu Motors Ltd. (JPY) (c)	1,881,908
26,600	Japan Airlines Co., Ltd. (JPY) (c) (e)	455,641
139,300	JFE Holdings, Inc. (JPY) (c) (e)	1,710,118
112,800	Kansai Electric Power (The) Co., Inc. (JPY) (c)	1,338,714
90,500	Kawasaki Kisen Kaisha Ltd. (JPY) (c) (e)	1,230,112
140,900	Keisei Electric Railway Co., Ltd. (JPY) (c)	1,273,032
Shares	Description	Value

	Japan (Continued)
21,200	Kinden Corp. (JPY) (c)	$475,396
29,500	Kobe Bussan Co., Ltd. (JPY) (c)	686,831
156,200	Kobe Steel Ltd. (JPY) (c)	1,812,997
50,500	Komatsu Ltd. (JPY) (c)	1,478,798
18,300	Konami Group Corp. (JPY) (c)	2,160,906
65,700	Kubota Corp. (JPY) (c)	811,881
63,000	Kuraray Co., Ltd. (JPY) (c)	776,316
85,500	Kyushu Electric Power Co., Inc. (JPY) (c)	746,742
32,300	Kyushu Railway Co. (JPY) (c)	788,726
85,700	Marubeni Corp. (JPY) (c)	1,374,784
312,200	Mazda Motor Corp. (JPY) (c) (e)	1,997,568
145,400	Mitsubishi Chemical Group Corp. (JPY) (c)	718,492
66,200	Mitsubishi HC Capital, Inc. (JPY) (c)	448,599
157,800	Mitsubishi Heavy Industries Ltd. (JPY) (c)	2,709,994
63,000	Mitsui & Co., Ltd. (JPY) (c)	1,187,753
35,100	Mitsui Chemicals, Inc. (JPY) (c)	788,369
67,900	Mitsui OSK Lines Ltd. (JPY) (c) (e)	2,364,089
83,600	MonotaRO Co., Ltd. (JPY) (c)	1,561,710
104,500	Nippon Steel Corp. (JPY) (c) (e)	2,236,412
455,100	Nippon Telegraph & Telephone Corp. (JPY) (c)	439,841
64,000	Nippon Yusen KK (JPY) (c)	2,115,078
664,000	Nissan Motor Co., Ltd. (JPY) (c) (d)	1,702,944
66,900	Niterra Co., Ltd. (JPY) (c)	2,040,811
28,000	Nitto Denko Corp. (JPY) (c)	517,904
71,600	NS Solutions Corp. (JPY) (c) (e)	1,838,753
52,000	NTT Data Group Corp. (JPY) (c)	941,983
174,800	Ono Pharmaceutical Co., Ltd. (JPY) (c) (e)	1,880,612
37,100	Open House Group Co., Ltd. (JPY) (c) (e)	1,382,956
41,500	Osaka Gas Co., Ltd. (JPY) (c)	939,034
33,000	Otsuka Holdings Co., Ltd. (JPY) (c)	1,719,630
215,000	Panasonic Holdings Corp. (JPY) (c)	2,564,843
72,200	Rakuten Group, Inc. (JPY) (c) (d)	414,209
64,200	Renesas Electronics Corp. (JPY) (c)	861,092
130,000	Ricoh Co., Ltd. (JPY) (c)	1,375,161
83,200	Rohm Co., Ltd. (JPY) (c) (e)	803,847
64,700	Sanrio Co., Ltd. (JPY) (c)	2,993,386
88,500	Sanwa Holdings Corp. (JPY) (c)	2,839,914
23,400	Sega Sammy Holdings, Inc. (JPY) (c)	451,825

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
104,700	Seibu Holdings, Inc. (JPY) (c)	$2,320,520
59,900	Sekisui Chemical Co., Ltd. (JPY) (c)	1,021,644
67,300	Sekisui House Ltd. (JPY) (c)	1,506,317
32,500	Shionogi & Co., Ltd. (JPY) (c)	490,578
59,600	Sojitz Corp. (JPY) (c)	1,313,599
134,600	Subaru Corp. (JPY) (c)	2,410,574
41,900	Sumitomo Corp. (JPY) (c)	956,068
116,400	Sumitomo Electric Industries Ltd. (JPY) (c)	1,942,707
47,100	Sumitomo Forestry Co., Ltd. (JPY) (c)	1,419,998
167,800	Suzuki Motor Corp. (JPY) (c)	2,059,765
10,700	Taisei Corp. (JPY) (c)	476,274
243,700	Tohoku Electric Power Co., Inc. (JPY) (c)	1,681,546
41,600	Tokyo Century Corp. (JPY) (c)	407,466
314,700	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c) (d)	905,927
60,100	Tokyo Gas Co., Ltd. (JPY) (c)	1,911,818
37,600	TOTO Ltd. (JPY) (c) (e)	977,190
6,000	Toyota Industries Corp. (JPY) (c)	513,164
78,800	Toyota Motor Corp. (JPY) (c)	1,392,971
77,500	Toyota Tsusho Corp. (JPY) (c)	1,305,709
15,700	Trend Micro, Inc. (JPY) (c)	1,059,876
208,800	Yamaha Motor Co., Ltd. (JPY) (c)	1,671,720
33,600	Zensho Holdings Co., Ltd. (JPY) (c)	1,811,860
115,500	ZOZO, Inc. (JPY) (c)	1,106,237
		121,969,804
	Luxembourg — 0.7%
148,049	Tenaris S.A. (EUR) (c)	2,897,141
	Netherlands — 0.9%
11,485	Aalberts N.V. (EUR) (c)	391,593
42,679	Koninklijke Philips N.V. (EUR) (c) (h)	1,086,530
10,041	Koninklijke Vopak N.V. (EUR) (c)	436,230
9,347	NN Group N.V. (EUR) (c)	520,123
62,820	STMicroelectronics N.V. (EUR) (c)	1,377,492
		3,811,968
	New Zealand — 0.1%
21,127	Fisher & Paykel Healthcare Corp., Ltd. (NZD) (c)	403,196
	Norway — 2.8%
87,000	Aker BP ASA (NOK) (c)	2,062,688
56,979	Equinor ASA (NOK) (c)	1,504,744
Shares	Description	Value

	Norway (Continued)
19,069	Kongsberg Gruppen ASA (NOK) (c)	$2,795,804
98,941	Orkla ASA (NOK) (c)	1,085,036
57,779	Schibsted ASA, Class A (NOK) (c)	1,557,076
127,348	Storebrand ASA (NOK) (c)	1,615,314
198,062	Wallenius Wilhelmsen ASA (NOK) (c)	1,375,402
		11,996,064
	Portugal — 0.7%
5,162,001	Banco Comercial Portugues S.A., Class R (EUR) (c)	3,121,101
	Singapore — 0.7%
684,400	Genting Singapore Ltd. (SGD) (c)	379,768
336,400	Seatrium Ltd. (SGD) (c) (d) (e)	524,755
352,300	Singapore Airlines Ltd. (SGD) (c)	1,774,704
178,700	Wilmar International Ltd. (SGD) (c)	443,112
		3,122,339
	South Korea — 8.9%
5,604	Alteogen, Inc. (KRW) (c) (d)	1,369,855
4,136	Amorepacific Corp. (KRW) (c)	286,535
16,318	DB Insurance Co., Ltd. (KRW) (c)	985,732
7,984	HD Hyundai Co., Ltd. (KRW) (c)	394,805
5,562	HD Hyundai Electric Co., Ltd. (KRW) (c)	1,135,090
16,272	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	2,240,722
131,859	HMM Co., Ltd. (KRW) (c)	1,760,802
14,042	Hyundai Mobis Co., Ltd. (KRW) (c)	2,498,839
12,517	Hyundai Motor Co. (KRW) (c)	1,690,671
56,981	Hyundai Rotem Co., Ltd. (KRW) (c)	4,098,036
7,550	KB Financial Group, Inc. (KRW) (c)	409,238
30,573	Kia Corp. (KRW) (c)	1,933,701
89,173	Korea Electric Power Corp. (KRW) (c)	1,316,024
888	Korea Zinc Co., Ltd. (KRW) (c)	470,222
108,353	Korean Air Lines Co., Ltd. (KRW) (c)	1,577,397
7,134	Krafton, Inc. (KRW) (c) (d)	1,631,475
59,231	KT Corp. (KRW) (c)	1,994,935
5,857	LG Electronics, Inc. (KRW) (c)	308,946
18,873	Meritz Financial Group, Inc. (KRW) (c)	1,577,742

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
4,432	Samsung C&T Corp. (KRW) (c)	$354,009
29,797	Samsung Electronics Co., Ltd. (KRW) (c)	1,181,316
182,703	Samsung Heavy Industries Co., Ltd. (KRW) (c) (d)	1,685,323
55,030	Shinhan Financial Group Co., Ltd. (KRW) (c)	1,761,117
15,119	SK Square Co., Ltd. (KRW) (c) (d)	968,480
32,783	SK Telecom Co., Ltd. (KRW) (c)	1,234,856
39,924	S-Oil Corp. (KRW) (c)	1,524,445
39,409	Woori Financial Group, Inc. (KRW) (c)	445,034
12,851	Yuhan Corp. (KRW) (c)	961,540
		37,796,887
	Spain — 3.2%
9,848	Acciona S.A. (EUR) (c)	1,288,937
1,096,216	Banco de Sabadell S.A. (EUR) (c)	3,077,807
90,976	Banco Santander S.A. (EUR) (c)	612,899
234,080	CaixaBank S.A. (EUR) (c)	1,823,427
847,701	International Consolidated Airlines Group S.A. (GBP) (c)	2,868,421
525,211	Mapfre S.A. (EUR) (c)	1,618,164
176,672	Repsol S.A. (EUR) (c)	2,345,774
		13,635,429
	Sweden — 3.0%
27,488	Boliden AB (SEK) (c)	901,954
63,419	Industrivarden AB, Class C (SEK) (c)	2,329,833
75,746	Investor AB, Class B (SEK) (c)	2,259,057
19,437	Nordnet AB publ (SEK) (c)	451,978
146,932	Securitas AB, Class B (SEK) (c)	2,079,230
455,278	SSAB AB, Class B (SEK) (c)	2,774,071
110,050	Sweco AB, Class B (SEK) (c)	1,975,292
		12,771,415
	Switzerland — 1.4%
35,951	Accelleron Industries AG (CHF) (c)	1,666,916
4,568	Baloise Holding AG (CHF) (c)	958,710
13,539	DSM-Firmenich AG (EUR) (c)	1,340,340
5,694	Sulzer AG (CHF) (c)	971,193
1,295	Swissquote Group Holding S.A. (CHF) (c)	559,358
2,910	VZ Holding AG (CHF) (c)	555,960
		6,052,477
	United Kingdom — 6.5%
31,610	3i Group PLC (GBP) (c)	1,486,329
183,041	Beazley PLC (GBP) (c)	2,204,510
Shares	Description	Value

	United Kingdom (Continued)
895,592	Centrica PLC (GBP) (c)	$1,734,100
83,559	Frasers Group PLC (GBP) (c) (d)	674,379
37,831	IG Group Holdings PLC (GBP) (c)	466,767
32,051	Imperial Brands PLC (GBP) (c)	1,185,953
540,738	Kingfisher PLC (GBP) (c)	1,781,203
467,305	Marks & Spencer Group PLC (GBP) (c)	2,157,489
506,304	NatWest Group PLC (GBP) (c)	2,989,430
124,481	Phoenix Group Holdings PLC (GBP) (c)	924,058
6,572	Rio Tinto PLC (GBP) (c)	394,389
264,215	Rolls-Royce Holdings PLC (GBP) (c) (d)	2,568,015
43,081	Shell PLC (GBP) (c)	1,568,170
237,218	St. James’s Place PLC (GBP) (c)	3,015,504
87,828	Standard Chartered PLC (GBP) (c)	1,303,319
485,414	Tesco PLC (GBP) (c)	2,088,399
53,328	Vistry Group PLC (GBP) (c) (d)	393,632
928,134	Vodafone Group PLC (GBP) (c)	872,099
		27,807,745
	Total Common Stocks	423,024,491
	(Cost $378,693,598)
MONEY MARKET FUNDS — 0.1%
368,699	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (i)	368,699
	(Cost $368,699)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.3%
$7,919,871	Daiwa Capital Markets America, Inc., 4.36% (i), dated 03/31/25, due 04/01/25, with a maturity value of $7,920,830. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $8,078,273. (j)	7,919,871

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$7,919,871	Mizuho Financial Group, Inc., 4.35% (i), dated 03/31/25, due 04/01/25, with a maturity value of $7,920,828. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 07/31/31. The value of the collateral including accrued interest is $8,078,270. (j)	$7,919,871
6,788,461	RBC Dominion Securities, Inc., 4.35% (i), dated 03/31/25, due 04/01/25, with a maturity value of $6,789,281. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $6,924,230. (j)	6,788,461
	Total Repurchase Agreements	22,628,203
	(Cost $22,628,203)

	Total Investments — 104.4%	446,021,393
	(Cost $401,690,500)
	Net Other Assets and Liabilities — (4.4)%	(18,856,300)
	Net Assets — 100.0%	$427,165,093

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $361,412,480 or 84.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $21,519,941 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $22,628,203.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Non-income producing security which makes payment-in- kind distributions.
(i)	Rate shown reflects yield as of March 31, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	22.7%
Financials	21.6
Consumer Discretionary	14.7
Energy	9.2
Materials	7.9
Repurchase Agreements	5.1
Consumer Staples	4.4
Utilities	4.3
Information Technology	3.6
All Other	6.5
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	27.3%
EUR	21.8
CAD	13.4
KRW	8.5
GBP	7.2
AUD	5.7
USD	5.3
SEK	2.9
NOK	2.7
HKD	2.0
CHF	1.1
ILS	0.9
SGD	0.7
DKK	0.4
NZD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 1,842,337	$ 916,635	$ 925,702	$ —
Canada	58,784,876	58,784,876	—	—
Germany	26,847,043	1,371,808	25,475,235	—
Ireland	978,078	538,692	439,386	—
Other Country Categories*	334,572,157	—	334,572,157	—
Money Market Funds	368,699	368,699	—	—
Repurchase Agreements	22,628,203	—	22,628,203	—
Total Investments	$446,021,393	$61,980,710	$384,040,683	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Bermuda — 2.4%
969,896	China Gas Holdings Ltd. (HKD) (c)	$884,387
670,996	China Resources Gas Group Ltd. (HKD) (c)	2,001,779
1,748,040	Kunlun Energy Co., Ltd. (HKD) (c)	1,708,131
317,629	Orient Overseas International Ltd. (HKD) (c)	4,701,783
		9,296,080
	Brazil — 9.3%
180,879	Banco do Brasil S.A. (BRL)	893,547
1,724,945	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	3,101,392
375,843	Cosan S.A. (BRL)	486,726
512,412	Embraer S.A. (BRL) (d)	5,904,036
1,286,936	Gerdau S.A. (Preference Shares) (BRL)	3,648,963
1,398,897	Itausa S.A. (Preference Shares) (BRL)	2,316,603
310,856	JBS S.A. (BRL)	2,239,447
546,083	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	3,556,054
453,831	PRIO S.A. (BRL) (d)	3,165,273
317,881	Rede D’Or Sao Luiz S.A. (BRL) (e) (f)	1,570,897
176,131	Telefonica Brasil S.A. (BRL)	1,538,015
524,953	TIM S.A. (BRL)	1,655,873
309,620	Vale S.A. (BRL)	3,076,423
840,359	Vibra Energia S.A. (BRL)	2,618,367
90,381	WEG S.A. (BRL)	717,162
		36,488,778
	Cayman Islands — 19.3%
255,021	Alibaba Group Holding Ltd. (HKD) (c)	4,219,573
145,400	BeiGene Ltd. (HKD) (c) (d)	3,075,362
108,556	Bilibili, Inc., Class Z (HKD) (c) (d)	2,081,763
2,705,237	China Hongqiao Group Ltd. (HKD) (c)	5,596,136
489,400	China Resources Land Ltd. (HKD) (c)	1,623,442
2,896,862	China State Construction International Holdings Ltd. (HKD) (c)	3,749,668
2,878,201	Geely Automobile Holdings Ltd. (HKD) (c)	6,178,368
2,504,263	JD Logistics, Inc. (HKD) (c) (d) (e) (f)	4,046,906
209,800	JD.com, Inc., Class A (HKD) (c)	4,315,909
163,100	Meituan, Class B (HKD) (c) (d) (e) (f)	3,281,975
Shares	Description	Value

	Cayman Islands (Continued)
658,400	Pop Mart International Group Ltd. (HKD) (c) (e) (f)	$13,306,743
121,921	Sunny Optical Technology Group Co., Ltd. (HKD) (c)	1,125,506
57,125	Trip.com Group Ltd. (HKD) (c)	3,631,255
1,558,217	Xiaomi Corp., Class B (HKD) (c) (d) (e) (f)	9,859,977
3,785,975	Xinyi Glass Holdings Ltd. (HKD) (c)	3,745,483
6,645,581	Xinyi Solar Holdings Ltd. (HKD) (c)	2,567,941
1,945,014	Zhongsheng Group Holdings Ltd. (HKD) (c)	3,425,381
		75,831,388
	Chile — 1.0%
269,292	Empresas Copec S.A. (CLP)	1,857,597
486,831	Falabella S.A. (CLP)	2,030,300
		3,887,897
	China — 17.3%
74,100	BYD Co., Ltd., Class H (HKD) (c)	3,752,167
19,477,275	China Cinda Asset Management Co., Ltd., Class H (HKD) (c)	2,776,992
2,168,275	China Coal Energy Co., Ltd., Class H (HKD) (c)	2,213,379
2,385,404	China Construction Bank Corp., Class H (HKD) (c)	2,113,860
2,656,046	China Everbright Bank Co., Ltd., Class H (HKD) (c)	1,082,606
751,246	China Pacific Insurance Group Co., Ltd., Class H (HKD) (c)	2,366,813
4,346,097	China Petroleum & Chemical Corp., Class H (HKD) (c)	2,293,013
5,155,547	China Railway Group Ltd., Class H (HKD) (c)	2,280,730
7,560,901	China Southern Airlines Co., Ltd., Class H (HKD) (c) (d)	3,446,097
2,723,052	China Tower Corp., Ltd., Class H (HKD) (c) (e) (f)	3,668,089
1,364,996	CITIC Securities Co., Ltd., Class H (HKD) (c)	3,577,664
1,837,060	CMOC Group Ltd., Class H (HKD) (c)	1,518,537
1,613,053	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (c)	2,545,119
268,425	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (c) (e) (f)	1,920,356
5,982,897	Goldwind Science & Technology Co., Ltd., Class H (HKD) (c)	3,767,818
2,417,763	Great Wall Motor Co., Ltd., Class H (HKD) (c)	4,240,125

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
224,825	Haier Smart Home Co., Ltd., Class H (HKD) (c)	$724,727
967,279	Hisense Home Appliances Group Co., Ltd., Class H (HKD) (c) (g)	3,244,962
2,105,245	Inner Mongolia Yitai Coal Co., Ltd., Class B (c)	4,587,563
886,006	Jiangxi Copper Co., Ltd., Class H (HKD) (c)	1,559,101
7,559,943	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD) (c)	3,916,094
4,423,331	PetroChina Co., Ltd., Class H (HKD) (c)	3,586,251
2,353,463	Qingdao Port International Co., Ltd., Class H (HKD) (c) (e) (f) (g)	1,947,253
1,011,476	Sinopharm Group Co., Ltd., Class H (HKD) (c)	2,347,231
5,284,987	Sinotrans Ltd., Class H (HKD) (c)	2,553,961
		68,030,508
	Colombia — 0.6%
227,127	Bancolombia S.A. (Preference Shares) (COP)	2,288,649
	Hong Kong — 5.8%
754,042	Beijing Enterprises Holdings Ltd. (HKD) (c)	2,855,028
2,265,979	China Merchants Port Holdings Co., Ltd. (HKD) (c)	3,896,207
880,702	China Overseas Land & Investment Ltd. (HKD) (c)	1,576,419
3,780,238	China Power International Development Ltd. (HKD) (c)	1,425,761
2,333,413	China Resources Pharmaceutical Group Ltd. (HKD) (c) (e) (f)	1,516,995
996,621	China Resources Power Holdings Co., Ltd. (HKD) (c)	2,370,838
2,243,838	China Taiping Insurance Holdings Co., Ltd. (HKD) (c)	3,416,106
1,407,977	Fosun International Ltd. (HKD) (c)	755,123
1,340,280	Guangdong Investment Ltd. (HKD) (c)	986,762
1,501,434	Sinotruk Hong Kong Ltd. (HKD) (c)	4,078,069
		22,877,308
	Hungary — 2.1%
603,153	MOL Hungarian Oil & Gas PLC (HUF) (c)	4,756,406
Shares	Description	Value

	Hungary (Continued)
17,254	OTP Bank Nyrt (HUF) (c)	$1,160,882
87,857	Richter Gedeon Nyrt (HUF) (c)	2,424,230
		8,341,518
	India — 7.9%
18,374	Bajaj Auto Ltd. (INR) (c)	1,686,684
76,660	Bajaj Finserv Ltd. (INR) (c)	1,792,719
817,942	Bharat Petroleum Corp., Ltd. (INR) (c)	2,648,939
82,134	BSE Ltd. (INR) (c)	5,229,456
314,825	GAIL India Ltd. (INR) (c)	670,761
200,086	Hindalco Industries Ltd. (INR) (c)	1,587,712
858,589	Hindustan Petroleum Corp. Ltd. (INR) (c)	3,593,970
48,877	Mahindra & Mahindra Ltd. (INR) (c)	1,517,104
170,683	NTPC Ltd. (INR) (c)	709,623
390,848	Oil India Ltd. (INR) (c)	1,763,326
310,005	Power Finance Corp., Ltd. (INR) (c)	1,491,614
142,346	Rail Vikas Nigam Ltd. (INR) (c) (f)	580,155
1,789,342	Samvardhana Motherson International Ltd. (INR) (c)	2,716,938
2,835,094	Suzlon Energy Ltd. (INR) (c) (d)	1,864,673
156,755	Tata Power (The) Co., Ltd. (INR) (c)	684,576
442,693	Vedanta Ltd. (INR) (c)	2,385,551
		30,923,801
	Indonesia — 2.6%
17,936,217	Alamtri Resources Indonesia Tbk PT (IDR) (c) (h)	1,992,557
10,825,653	Astra International Tbk PT (IDR) (c) (h)	3,203,849
9,142,076	Telkom Indonesia Persero Tbk PT (IDR) (c) (h)	1,327,702
2,517,021	United Tractors Tbk PT (IDR) (c) (h)	3,568,128
		10,092,236
	Malaysia — 1.9%
924,700	CIMB Group Holdings Bhd (MYR) (c)	1,465,115
4,607,600	Gamuda Bhd (MYR) (c)	4,386,552
2,034,700	YTL Power International Bhd (MYR) (c)	1,536,070
		7,387,737
	Mexico — 4.1%
507,610	Coca-Cola Femsa S.A.B. de C.V. (MXN)	4,639,914
601,160	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	2,837,697

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
2,316,136	Fibra Uno Administracion S.A. de C.V. (MXN)	$2,706,092
120,287	Grupo Comercial Chedraui S.A. de C.V. (MXN)	678,773
396,751	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (d)	891,621
1,373,645	Prologis Property Mexico S.A. de C.V. (MXN)	4,395,234
		16,149,331
	Netherlands — 0.2%
106,628	NEPI Rockcastle N.V. (ZAR)	770,676
	Philippines — 0.8%
125,160	International Container Terminal Services, Inc. (PHP) (c)	777,777
1,930,780	Metropolitan Bank & Trust Co. (PHP) (c)	2,467,050
		3,244,827
	Poland — 1.9%
39,771	CD Projekt S.A. (PLN) (c)	2,185,548
309,921	ORLEN S.A. (PLN) (c)	5,458,844
		7,644,392
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (d) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (d) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (d) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (d) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (d) (h) (i)	0
		0
	Singapore — 0.9%
436,243	BOC Aviation Ltd. (HKD) (c) (e) (f)	3,408,181
	South Africa — 3.7%
15,323	Capitec Bank Holdings Ltd. (ZAR) (c)	2,606,146
78,378	Clicks Group Ltd. (ZAR)	1,447,994
187,291	FirstRand Ltd. (ZAR) (c)	736,020
87,318	Harmony Gold Mining Co., Ltd. (ZAR) (c)	1,278,747
208,128	Nedbank Group Ltd. (ZAR)	2,920,149
809,371	OUTsurance Group Ltd. (ZAR)	3,076,802
1,937,276	Pepkor Holdings Ltd. (ZAR) (e) (f)	2,697,500
		14,763,358
Shares	Description	Value

	Taiwan — 6.6%
154,978	Asustek Computer, Inc. (TWD) (c)	$2,883,545
1,288,804	Cathay Financial Holding Co., Ltd. (TWD) (c)	2,404,956
2,285,467	Eva Airways Corp. (TWD) (c)	2,812,063
710,651	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	4,764,650
743,966	Far Eastern New Century Corp. (TWD) (c)	742,909
1,580,099	Fubon Financial Holding Co., Ltd. (TWD) (c)	4,108,695
3,462,817	KGI Financial Holding Co., Ltd. (TWD) (c)	1,808,370
56,023	Nien Made Enterprise Co., Ltd. (TWD) (c)	672,528
583,615	Ruentex Development Co., Ltd. (TWD) (c)	622,877
327,621	Uni-President Enterprises Corp. (TWD) (c)	798,933
531,012	United Microelectronics Corp. (TWD) (c)	742,473
1,656,141	Yang Ming Marine Transport Corp. (TWD) (c)	3,746,546
		26,108,545
	Thailand — 2.6%
443,300	CP ALL PCL (THB) (c)	648,484
271,300	Delta Electronics Thailand PCL (THB) (c)	534,381
192,900	Kasikornbank PCL (THB) (c)	921,666
1,410,300	Krung Thai Bank PCL (THB) (c)	1,005,661
1,109,400	PTT Exploration & Production PCL (THB) (c)	3,821,298
3,416,600	PTT PCL (THB) (c)	3,226,738
		10,158,228
	Turkey — 8.5%
2,004,012	Akbank T.A.S. (TRY) (c)	2,760,091
248,766	BIM Birlesik Magazalar A/S (TRY)	3,004,072
1,082,875	Coca-Cola Icecek A/S (TRY) (c)	1,525,631
3,461,145	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (c)	2,053,844
67,238	Ford Otomotiv Sanayi A/S (TRY)	1,876,409
1,268,081	Haci Omer Sabanci Holding A/S (TRY) (c)	2,806,380
28,708,749	Sasa Polyester Sanayi A/S (TRY) (c) (d)	2,827,938
541,427	Turk Hava Yollari AO (TRY) (c) (d)	4,434,287
972,547	Turkcell Iletisim Hizmetleri A/S (TRY) (c)	2,454,403

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
2,195,024	Turkiye Is Bankasi A/S, Class C (TRY) (c)	$709,030
994,257	Turkiye Petrol Rafinerileri A/S (TRY) (c)	3,614,628
6,744,290	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c) (d)	4,258,401
1,996,241	Yapi ve Kredi Bankasi A/S (TRY) (c)	1,265,130
		33,590,244
	Total Common Stocks	391,283,682
	(Cost $380,670,582)
MONEY MARKET FUNDS — 0.0%
237,630	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (j)	237,630
	(Cost $237,630)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$540,736	Bank of America Corp., 4.36% (j), dated 03/31/25, due 04/01/25, with a maturity value of $540,801. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 05/15/34 to 11/15/48. The value of the collateral including accrued interest is $551,551. (k)	540,736
1,000,000	RBC Dominion Securities, Inc., 4.35% (j), dated 03/31/25, due 04/01/25, with a maturity value of $1,000,121. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $1,020,000. (k)	1,000,000
	Total Repurchase Agreements	1,540,736
	(Cost $1,540,736)

	Total Investments — 99.9%	393,062,048
	(Cost $382,448,948)
	Net Other Assets and Liabilities — 0.1%	334,811
	Net Assets — 100.0%	$393,396,859

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $316,675,425 or 80.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,448,819 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,540,736.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2025.
(k)	This security serves as collateral for securities on loan.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Industrials	20.1%
Consumer Discretionary	18.5
Financials	18.0
Energy	13.8
Materials	6.5
Utilities	4.8
Information Technology	4.5
Consumer Staples	3.8
Communication Services	3.8
All Other	6.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	44.5%
BRL	9.3
TRY	8.5
INR	7.9
TWD	6.6
MXN	4.1
ZAR	3.9
THB	2.6
IDR	2.6
HUF	2.1
PLN	1.9
MYR	1.9
USD	1.7
CLP	1.0
PHP	0.8
COP	0.6
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 36,488,778	$ 36,488,778	$ —	$ —
Chile	3,887,897	3,887,897	—	—
Colombia	2,288,649	2,288,649	—	—
Mexico	16,149,331	16,149,331	—	—
Netherlands	770,676	770,676	—	—
Russia	—**	—	—	—**
South Africa	14,763,358	10,142,445	4,620,913	—
Turkey	33,590,244	4,880,481	28,709,763	—
Other Country Categories*	283,344,749	—	283,344,749	—
Money Market Funds	237,630	237,630	—	—
Repurchase Agreements	1,540,736	—	1,540,736	—
Total Investments	$393,062,048	$74,845,887	$318,216,161	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Aerospace & Defense — 9.3%
673	MTU Aero Engines AG (EUR) (b)	$233,850
882	Rheinmetall AG (EUR) (b)	1,262,077
		1,495,927
	Air Freight & Logistics — 3.4%
12,767	DHL Group (EUR) (b)	548,131
	Automobile Components — 2.9%
6,692	Continental AG (EUR) (b)	471,920
	Automobiles — 16.1%
6,866	Bayerische Motoren Werke AG (EUR) (b)	553,658
5,567	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (b) (c) (d)	278,812
10,079	Mercedes-Benz Group AG (EUR) (b)	595,386
14,917	Porsche Automobil Holding SE (Preference Shares) (EUR) (b)	561,755
6,090	Volkswagen AG (Preference Shares) (EUR) (b)	621,414
		2,611,025
	Banks — 3.9%
27,586	Commerzbank AG (EUR) (b)	631,307
	Capital Markets — 6.6%
32,585	Deutsche Bank AG (EUR) (b)	776,736
974	Deutsche Boerse AG (EUR) (b)	287,389
		1,064,125
	Chemicals — 4.1%
2,554	BASF SE (EUR) (b)	128,030
12,964	Evonik Industries AG (EUR) (b)	281,047
5,207	FUCHS SE (Preference Shares) (EUR) (b)	250,883
		659,960
	Construction & Engineering — 4.4%
4,180	HOCHTIEF AG (EUR) (b)	714,699
	Construction Materials — 3.9%
3,635	Heidelberg Materials AG (EUR) (b)	626,595
	Diversified Telecommunication Services — 2.6%
11,262	Deutsche Telekom AG (EUR) (b)	415,794
	Electrical Equipment — 3.9%
10,761	Siemens Energy AG (EUR) (b) (e)	637,936
Shares	Description	Value

	Health Care Providers & Services — 3.1%
7,366	Fresenius Medical Care AG (EUR) (b)	$366,533
3,234	Fresenius SE & Co. KGaA (EUR) (b) (e)	138,072
		504,605
	Independent Power and Renewable Electricity Producers — 3.3%
15,045	RWE AG (EUR)	537,176
	Industrial Conglomerates — 0.8%
575	Siemens AG (EUR) (b)	132,795
	Insurance — 4.3%
734	Allianz SE (EUR) (b)	280,910
3,961	Talanx AG (EUR) (b)	416,604
		697,514
	Interactive Media & Services — 1.6%
2,548	Scout24 SE (EUR) (b) (c) (d)	266,834
	Machinery — 5.6%
8,828	Daimler Truck Holding AG (EUR) (b)	357,620
6,804	GEA Group AG (EUR) (b)	413,609
1,541	Knorr-Bremse AG (EUR) (b)	140,239
		911,468
	Multi-Utilities — 0.9%
9,645	E.ON SE (EUR) (b)	145,589
	Passenger Airlines — 3.2%
70,237	Deutsche Lufthansa AG (EUR) (b) (f)	511,764
	Pharmaceuticals — 3.0%
11,229	Bayer AG (EUR) (b)	269,182
1,549	Merck KGaA (EUR) (b)	213,158
		482,340
	Real Estate Management & Development — 0.6%
37,127	Aroundtown S.A. (EUR) (b) (e)	101,725
	Semiconductors & Semiconductor Equipment — 0.7%
3,453	Infineon Technologies AG (EUR) (b)	115,106
	Software — 3.9%
1,157	Nemetschek SE (EUR) (b)	134,879
1,835	SAP SE (EUR) (b)	491,689
		626,568
	Specialty Retail — 2.9%
13,392	Zalando SE (EUR) (b) (c) (d) (e)	464,507

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 2.3%
5,621	Brenntag SE (EUR) (b)	$364,341
	Transportation Infrastructure — 2.2%
5,560	Fraport AG Frankfurt Airport Services Worldwide (EUR) (b) (e)	348,918
	Total Common Stocks	16,088,669
	(Cost $15,261,932)
MONEY MARKET FUNDS — 0.3%
45,041	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	45,041
	(Cost $45,041)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$272,983	JPMorgan Chase & Co., 4.36% (g), dated 03/31/25, due 04/01/25, with a maturity value of $273,016. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $278,443. (h)	272,983
	(Cost $272,983)

	Total Investments — 101.5%	16,406,693
	(Cost $15,579,956)
	Net Other Assets and Liabilities — (1.5)%	(238,800)
	Net Assets — 100.0%	$16,167,893

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $15,551,493 or 96.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $249,241 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $272,983.

(g)	Rate shown reflects yield as of March 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Country Allocation†	% of Net Assets
Germany	98.9%
United States	2.0
Luxembourg	0.6
Total Investments	101.5
Net Other Assets and Liabilities	(1.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	98.0%
USD	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power and Renewable Electricity Producers	$ 537,176	$ 537,176	$ —	$ —
Other Industry Categories*	15,551,493	—	15,551,493	—
Money Market Funds	45,041	45,041	—	—
Repurchase Agreements	272,983	—	272,983	—
Total Investments	$16,406,693	$582,217	$15,824,476	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Aerospace & Defense — 2.3%
128,457	Rolls-Royce Holdings PLC (GBP) (b) (c)	$1,248,527
	Banks — 10.6%
272,387	Barclays PLC (GBP) (c)	1,024,189
93,010	HSBC Holdings PLC (GBP) (c)	1,054,412
1,000,009	Lloyds Banking Group PLC (GBP) (c)	937,929
227,060	NatWest Group PLC (GBP) (c)	1,340,657
92,354	Standard Chartered PLC (GBP) (c)	1,370,482
		5,727,669
	Beverages — 1.7%
20,051	Coca-Cola HBC AG (GBP) (c)	908,110
	Broadline Retail — 2.0%
156,559	B&M European Value Retail S.A. (GBP) (c)	528,843
3,845	Next PLC (GBP) (c)	553,972
		1,082,815
	Capital Markets — 6.5%
25,617	3i Group PLC (GBP) (c)	1,204,533
3,236	London Stock Exchange Group PLC (GBP) (c)	480,636
112,856	Schroders PLC (GBP) (c)	510,956
105,185	St. James’s Place PLC (GBP) (c)	1,337,107
		3,533,232
	Chemicals — 0.4%
5,394	Croda International PLC (GBP) (c)	204,928
	Commercial Services & Supplies — 0.4%
45,559	Rentokil Initial PLC (GBP) (c)	206,754
	Consumer Staples Distribution & Retail — 4.7%
266,962	J Sainsbury PLC (GBP) (c)	813,726
194,516	Marks & Spencer Group PLC (GBP) (c)	898,056
198,318	Tesco PLC (GBP) (c)	853,225
		2,565,007
	Containers & Packaging — 0.7%
8,462	Smurfit WestRock PLC (GBP) (c)	379,827
	Diversified Consumer Services — 1.3%
42,731	Pearson PLC (GBP) (c)	675,985
Shares	Description	Value

	Diversified REITs — 0.9%
50,666	British Land (The) Co., PLC (GBP) (c)	$242,586
101,389	LondonMetric Property PLC (GBP) (c)	240,757
		483,343
	Diversified Telecommunication Services — 2.0%
507,051	BT Group PLC (GBP) (c)	1,087,609
	Electric Utilities — 1.7%
45,537	SSE PLC (GBP) (c)	937,993
	Electronic Equipment, Instruments & Components — 0.4%
6,791	Halma PLC (GBP) (c)	227,850
	Financial Services — 2.4%
184,586	M&G PLC (GBP) (c)	475,487
68,518	Wise PLC, Class A (GBP) (b) (c)	841,055
		1,316,542
	Food Products — 2.1%
44,690	Associated British Foods PLC (GBP) (c)	1,107,932
	Health Care Equipment & Supplies — 0.5%
18,419	Smith & Nephew PLC (GBP) (c)	259,019
	Hotels, Restaurants & Leisure — 6.9%
50,387	Carnival PLC (GBP) (b) (c)	881,145
27,438	Compass Group PLC (GBP) (c)	907,552
3,525	Flutter Entertainment PLC (GBP) (b) (c)	781,450
7,338	InterContinental Hotels Group PLC (GBP) (c)	790,088
12,397	Whitbread PLC (GBP) (c)	394,921
		3,755,156
	Household Durables — 3.7%
18,728	Berkeley Group Holdings PLC (GBP) (c)	871,644
45,727	Persimmon PLC (GBP) (c)	707,264
299,102	Taylor Wimpey PLC (GBP) (c)	420,238
		1,999,146
	Industrial Conglomerates — 1.4%
7,105	DCC PLC (GBP) (c)	474,843
10,623	Smiths Group PLC (GBP) (c)	266,564
		741,407
	Insurance — 8.4%
13,813	Admiral Group PLC (GBP) (c)	509,980
116,853	Aviva PLC (GBP) (c)	842,175
111,820	Beazley PLC (GBP) (c)	1,346,738

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
84,304	Hiscox Ltd. (GBP) (c)	$1,284,109
71,609	Phoenix Group Holdings PLC (GBP) (c)	531,574
		4,514,576
	Interactive Media & Services — 0.9%
56,903	Rightmove PLC (GBP) (c)	506,618
	Leisure Products — 1.4%
4,116	Games Workshop Group PLC (GBP) (c)	747,888
	Machinery — 1.4%
20,055	IMI PLC (GBP) (c)	493,335
8,361	Weir Group (The) PLC (GBP) (c)	252,581
		745,916
	Media — 0.9%
66,208	WPP PLC (GBP) (c)	503,119
	Metals & Mining — 4.6%
11,484	Antofagasta PLC (GBP) (c)	250,025
153,120	Evraz PLC (GBP) (b) (c) (d) (e)	0
88,142	Fresnillo PLC (GBP) (c)	1,071,656
19,331	Rio Tinto PLC (GBP) (c)	1,160,063
		2,481,744
	Multi-Utilities — 2.4%
546,712	Centrica PLC (GBP) (c)	1,058,577
19,221	National Grid PLC (GBP) (c)	250,724
		1,309,301
	Oil, Gas & Consumable Fuels — 4.3%
139,391	BP PLC (GBP) (c)	782,190
71,496	Harbour Energy PLC (GBP) (c)	194,425
36,874	Shell PLC (GBP) (c)	1,342,232
		2,318,847
	Paper & Forest Products — 1.7%
61,276	Mondi PLC (GBP) (c)	914,073
	Passenger Airlines — 3.6%
163,037	easyJet PLC (GBP) (c)	937,487
302,421	International Consolidated Airlines Group S.A. (GBP) (c)	1,023,322
		1,960,809
	Personal Care Products — 0.4%
4,015	Unilever PLC (GBP) (c)	239,564
Shares	Description	Value

	Pharmaceuticals — 1.7%
48,384	Haleon PLC (GBP) (c)	$244,350
27,486	Hikma Pharmaceuticals PLC (GBP) (c)	694,357
		938,707
	Residential REITs — 1.3%
67,924	UNITE Group (The) PLC (GBP) (c)	714,807
	Software — 1.3%
43,033	Sage Group (The) PLC (GBP) (c)	675,635
	Specialty Retail — 3.2%
571,225	JD Sports Fashion PLC (GBP) (c)	505,100
367,112	Kingfisher PLC (GBP) (c)	1,209,275
		1,714,375
	Tobacco — 3.4%
12,681	British American Tobacco PLC (GBP) (c)	520,233
35,762	Imperial Brands PLC (GBP) (c)	1,323,267
		1,843,500
	Trading Companies & Distributors — 3.1%
11,033	Ashtead Group PLC (GBP) (c)	596,521
5,540	Bunzl PLC (GBP) (c)	213,105
8,593	Diploma PLC (GBP) (c)	430,162
46,024	Howden Joinery Group PLC (GBP) (c)	430,431
		1,670,219
	Water Utilities — 0.4%
17,366	United Utilities Group PLC (GBP) (c)	226,592
	Wireless Telecommunication Services — 2.3%
1,336,762	Vodafone Group PLC (GBP) (c)	1,256,056
	Total Common Stocks	53,731,197
	(Cost $49,397,834)
MONEY MARKET FUNDS — 0.1%
22,526	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (f)	22,526
	(Cost $22,526)

	Total Investments — 99.4%	53,753,723
	(Cost $49,420,360)
	Net Other Assets and Liabilities — 0.6%	349,616
	Net Assets — 100.0%	$54,103,339

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $53,731,197 or 99.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar

Country Allocation†	% of Net Assets
United Kingdom	88.4%
Ireland	3.0
Bermuda	2.4
Spain	1.9
Switzerland	1.7
Luxembourg	1.0
Jersey	0.9
United States	0.1
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
GBP	100.0%
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 2,481,744	$ —	$ 2,481,744	$ —**
Other Industry Categories*	51,249,453	—	51,249,453	—
Money Market Funds	22,526	22,526	—	—
Total Investments	$53,753,723	$22,526	$53,731,197	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.7%
	Aerospace & Defense — 2.0%
1,322,772	Bharat Electronics Ltd. (INR) (b)	$4,626,986
	Automobiles — 12.0%
49,572	Bajaj Auto Ltd. (INR) (b)	4,550,577
73,072	Eicher Motors Ltd. (INR) (b)	4,558,500
109,393	Hero MotoCorp Ltd. (INR) (b)	4,747,288
145,055	Mahindra & Mahindra Ltd. (INR) (b)	4,502,394
33,438	Maruti Suzuki India Ltd. (INR) (b)	4,491,937
558,738	Tata Motors Ltd. (INR) (b)	4,380,877
		27,231,573
	Banks — 12.2%
354,809	Axis Bank Ltd. (INR) (b)	4,551,300
217,888	HDFC Bank Ltd. (INR) (b)	4,644,547
295,357	ICICI Bank Ltd. (INR) (b)	4,642,428
622,983	IndusInd Bank Ltd. (INR) (b)	4,714,046
182,890	Kotak Mahindra Bank Ltd. (INR) (b)	4,629,988
513,517	State Bank of India (INR) (b)	4,616,881
		27,799,190
	Chemicals — 2.1%
170,276	Asian Paints Ltd. (INR) (b)	4,652,277
	Construction & Engineering — 2.0%
114,385	Larsen & Toubro Ltd. (INR) (b)	4,651,613
	Construction Materials — 4.1%
154,458	Grasim Industries Ltd. (INR) (b)	4,703,992
34,749	UltraTech Cement Ltd. (INR) (b)	4,660,924
		9,364,916
	Consumer Finance — 4.0%
43,770	Bajaj Finance Ltd. (INR) (b)	4,560,342
585,054	Shriram Finance, Ltd. (INR) (b)	4,467,961
		9,028,303
	Electric Utilities — 2.0%
1,363,819	Power Grid Corp. of India Ltd. (INR) (b)	4,615,380
	Financial Services — 4.1%
204,042	Bajaj Finserv Ltd. (INR) (b)	4,771,589
1,744,259	Jio Financial Services Ltd. (INR) (b) (c)	4,619,263
		9,390,852
	Food Products — 4.1%
176,008	Nestle India Ltd. (INR) (b)	4,624,809
408,851	Tata Consumer Products Ltd. (INR) (b)	4,772,116
		9,396,925
Shares	Description	Value

	Health Care Providers & Services — 2.0%
59,727	Apollo Hospitals Enterprise Ltd. (INR) (b)	$4,612,933
	Hotels, Restaurants & Leisure — 2.0%
1,891,575	Zomato Ltd. (INR) (b) (c)	4,443,481
	Independent Power and Renewable Electricity Producers — 2.0%
1,081,540	NTPC Ltd. (INR) (b)	4,496,553
	Insurance — 4.1%
589,617	HDFC Life Insurance Co., Ltd. (INR) (b) (d) (e)	4,712,223
254,862	SBI Life Insurance Co., Ltd. (INR) (b) (d) (e)	4,597,131
		9,309,354
	IT Services — 9.9%
244,243	HCL Technologies Ltd. (INR) (b)	4,524,679
243,711	Infosys Ltd. (INR) (b)	4,465,653
108,501	Tata Consultancy Services Ltd. (INR) (b)	4,564,266
272,670	Tech Mahindra Ltd. (INR) (b)	4,497,527
1,464,470	Wipro Ltd. (INR) (b)	4,466,696
		22,518,821
	Metals & Mining — 6.0%
572,314	Hindalco Industries Ltd. (INR) (b)	4,541,397
373,807	JSW Steel Ltd. (INR) (b)	4,610,357
2,532,197	Tata Steel Ltd. (INR) (b)	4,523,527
		13,675,281
	Oil, Gas & Consumable Fuels — 6.1%
996,413	Coal India Ltd. (INR) (b)	4,619,500
1,638,271	Oil & Natural Gas Corp., Ltd. (INR) (b)	4,708,109
308,741	Reliance Industries Ltd. (INR) (b)	4,590,155
		13,917,764
	Personal Care Products — 2.0%
174,733	Hindustan Unilever Ltd. (INR) (b)	4,614,227
	Pharmaceuticals — 5.9%
262,620	Cipla Ltd. (INR) (b)	4,413,299
336,931	Dr. Reddy’s Laboratories Ltd. (INR) (b)	4,501,920
224,888	Sun Pharmaceutical Industries Ltd. (INR) (b)	4,557,296
		13,472,515

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail — 2.1%
76,541	Trent, Ltd. (INR) (b)	$4,744,721
	Textiles, Apparel & Luxury Goods — 2.0%
129,964	Titan Co., Ltd. (INR) (b)	4,638,098
	Tobacco — 2.0%
968,451	ITC Ltd. (INR) (b)	4,627,455
	Trading Companies & Distributors — 2.0%
171,039	Adani Enterprises Ltd. (INR) (b)	4,612,632
	Transportation Infrastructure — 2.0%
335,635	Adani Ports & Special Economic Zone Ltd. (INR) (b)	4,621,509
	Wireless Telecommunication Services — 2.0%
229,339	Bharti Airtel Ltd. (INR) (b)	4,636,383

	Total Investments — 100.7%	229,699,742
	(Cost $196,132,766)
	Net Other Assets and Liabilities — (0.7)%	(1,661,890)
	Net Assets — 100.0%	$228,037,852

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $229,699,742 or 100.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Country Allocation†	% of Net Assets
India	100.7%
Total Investments	100.7
Net Other Assets and Liabilities	(0.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 229,699,742	$ —	$ 229,699,742	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.5%
	Banks — 0.9%
5,307	Banque Cantonale Vaudoise (CHF) (b)	$579,910
	Building Products — 1.4%
1,478	Belimo Holding AG (CHF) (b)	911,208
	Capital Markets — 15.7%
101,012	EFG International AG (CHF) (b)	1,506,773
37,769	Julius Baer Group Ltd. (CHF) (b)	2,617,997
6,366	Swissquote Group Holding S.A. (CHF) (b)	2,749,711
47,938	UBS Group AG (CHF) (b)	1,472,396
9,231	VZ Holding AG (CHF) (b)	1,763,598
		10,110,475
	Construction Materials — 4.2%
25,361	Holcim AG (CHF) (b)	2,729,179
	Containers & Packaging — 2.1%
74,346	SIG Group AG (CHF) (b)	1,374,612
	Diversified Telecommunication Services — 3.1%
3,513	Swisscom AG (CHF) (b)	2,024,372
	Electric Utilities — 4.0%
14,750	BKW AG (CHF) (b)	2,579,834
	Electrical Equipment — 3.4%
47,442	Accelleron Industries AG (CHF) (b)	2,199,712
	Food Products — 5.9%
736	Barry Callebaut AG (CHF) (b)	974,768
1,806	Emmi AG (CHF) (b)	1,657,302
11,835	Nestle S.A. (CHF) (b)	1,196,005
		3,828,075
	Health Care Equipment & Supplies — 2.6%
17,286	Alcon AG (CHF) (b)	1,640,182
	Insurance — 14.5%
5,400	Baloise Holding AG (CHF) (b)	1,133,326
11,864	Helvetia Holding AG (CHF) (b)	2,460,735
633	Swiss Life Holding AG (CHF) (b)	577,492
16,887	Swiss Re AG (CHF) (b)	2,873,811
3,290	Zurich Insurance Group AG (CHF) (b)	2,296,447
		9,341,811
Shares	Description	Value

	Life Sciences Tools & Services — 3.1%
2,481	Lonza Group AG (CHF) (b)	$1,532,687
449	Siegfried Holding AG (CHF) (b)	461,365
		1,994,052
	Machinery — 8.4%
25,818	Georg Fischer AG (CHF) (b)	1,889,591
1,770	Schindler Holding AG (CHF) (b)	554,738
14,112	SFS Group AG (CHF) (b)	1,783,523
6,765	Sulzer AG (CHF) (b)	1,153,867
		5,381,719
	Marine Transportation — 1.5%
4,265	Kuehne + Nagel International AG (CHF) (b)	984,920
	Pharmaceuticals — 8.3%
24,978	Novartis AG (CHF) (b)	2,774,302
1,734	Roche Holding AG (CHF) (b)	570,707
47,684	Sandoz Group AG (CHF) (b)	1,999,583
		5,344,592
	Professional Services — 4.5%
79,267	Adecco Group AG (CHF) (b)	2,383,613
4,876	SGS S.A. (CHF) (b)	485,838
		2,869,451
	Real Estate Management & Development — 0.8%
3,438	PSP Swiss Property AG (CHF) (b)	537,090
	Software — 0.8%
6,913	Temenos AG (CHF) (b)	536,740
	Specialty Retail — 2.5%
36,580	Avolta AG (CHF) (b)	1,602,370
	Technology Hardware, Storage & Peripherals — 1.6%
11,810	Logitech International S.A. (CHF) (b)	1,000,723
	Textiles, Apparel & Luxury Goods — 3.6%
13,427	Swatch Group (The) AG (CHF) (b)	2,315,440
	Trading Companies & Distributors — 1.6%
13,168	DKSH Holding AG (CHF) (b)	1,002,711
	Transportation Infrastructure — 3.0%
8,145	Flughafen Zurich AG (CHF) (b)	1,932,234
	Total Common Stocks	62,821,412
	(Cost $57,344,986)

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
137,983	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	$137,983
	(Cost $137,983)

	Total Investments — 97.7%	62,959,395
	(Cost $57,482,969)
	Net Other Assets and Liabilities — 2.3%	1,483,238
	Net Assets — 100.0%	$64,442,633

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $62,821,412 or 97.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	97.5%
United States	0.2
Total Investments	97.7
Net Other Assets and Liabilities	2.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CHF	99.8%
USD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,821,412	$ —	$ 62,821,412	$ —
Money Market Funds	137,983	137,983	—	—
Total Investments	$62,959,395	$137,983	$62,821,412	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Australia — 4.6%
5,923	AMP Ltd. (AUD) (c)	$4,612
2,147	Australian Clinical Labs Ltd. (AUD) (c) (d)	4,009
7,488	Bega Cheese Ltd. (AUD) (c)	24,961
1,955	Codan Ltd. (AUD) (c)	19,163
46,585	Firefinch Ltd. (AUD) (c) (e) (f) (g) (h)	0
5,567	G8 Education Ltd. (AUD) (c)	4,521
3,824	Genesis Minerals Ltd. (AUD) (c) (f)	8,981
3,881	Helia Group Ltd. (AUD) (c)	9,764
270	HUB24 Ltd. (AUD) (c)	11,640
25,168	Karoon Energy Ltd. (AUD) (c)	25,044
8,745	NRW Holdings Ltd. (AUD) (c)	15,193
4,803	Nuix Ltd. (AUD) (c) (f)	9,312
21,682	Perenti Ltd. (AUD) (c)	18,177
6,037	Perseus Mining Ltd. (AUD) (c)	12,699
7,162	Ramelius Resources Ltd. (AUD) (c)	10,735
6,363	Regis Healthcare, Ltd. (AUD) (c)	27,083
21,291	Resolute Mining Ltd. (AUD) (c) (f)	6,221
2,180	Sandfire Resources Ltd. (AUD) (c) (f)	14,241
7,385	Stanmore Resources Ltd. (AUD) (c)	9,843
434	Super Retail Group Ltd. (AUD) (c)	3,531
1,187	Temple & Webster Group Ltd. (AUD) (c) (f)	12,332
8,657	Ventia Services Group Pty Ltd. (AUD) (c)	21,880
9,081	West African Resources Ltd. (AUD) (c) (f)	13,318
		287,260
	Belgium — 0.6%
265	Bekaert S.A. (EUR) (c)	9,522
378	Galapagos N.V. (EUR) (c) (f) (g)	9,531
2,099	Proximus SADP (EUR) (c)	15,510
139	Solvay S.A. (EUR) (c)	4,945
		39,508
	Bermuda — 1.7%
10,500	First Pacific Co., Ltd. (HKD) (c)	6,363
1,300	Lancashire Holdings Ltd. (GBP)	9,706
12,750	Luk Fook Holdings International Ltd. (HKD) (c)	25,097
10,500	Nine Dragons Paper Holdings Ltd. (HKD) (c) (f)	4,437
5,654	Odfjell Drilling Ltd. (NOK) (c)	31,401
Shares	Description	Value

	Bermuda (Continued)
590	Stolt-Nielsen Ltd. (NOK)	$13,768
11,250	Yue Yuen Industrial Holdings Ltd. (HKD) (c)	18,075
		108,847
	Canada — 8.8%
1,059	Aecon Group, Inc. (CAD)	12,466
290	Aritzia, Inc. (CAD) (f)	10,193
1,223	Bird Construction, Inc. (CAD)	18,502
172	Boardwalk Real Estate Investment Trust (CAD)	8,020
3,461	Cardinal Energy Ltd. (CAD) (g)	15,561
3,041	Centerra Gold, Inc. (CAD)	19,294
2,961	CES Energy Solutions Corp. (CAD)	15,226
539	Dundee Precious Metals, Inc. (CAD)	7,146
942	Eldorado Gold Corp. (CAD) (f)	15,835
283	EQB, Inc. (CAD)	19,182
1,790	Equinox Gold Corp. (CAD) (f)	12,302
1,174	Fortuna Mining Corp. (CAD) (f)	7,138
52	Hammond Power Solutions, Inc. (CAD)	2,750
1,187	Hudbay Minerals, Inc. (CAD)	8,999
2,083	IAMGOLD Corp. (CAD) (f)	12,998
421	Jamieson Wellness, Inc. (CAD) (d) (i)	8,935
585	Linamar Corp. (CAD)	20,265
2,579	Martinrea International, Inc. (CAD)	12,581
850	MDA Space Ltd. (CAD) (f)	16,237
1,883	New Gold, Inc. (CAD) (f)	6,961
3,352	Nexus Industrial REIT (CAD)	16,002
432	North West (The) Co., Inc. (CAD)	15,262
3,320	NuVista Energy Ltd. (CAD) (f)	31,376
1,593	Paramount Resources Ltd., Class A (CAD)	20,645
3,076	Parex Resources, Inc. (CAD)	28,686
479	Peyto Exploration & Development Corp. (CAD) (g)	6,068
443	Precision Drilling Corp. (CAD) (f)	20,595
3,018	Secure Waste Infrastructure Corp. (CAD)	32,884
1,318	Sienna Senior Living, Inc. (CAD)	15,204
3,760	Silvercorp Metals, Inc. (CAD)	14,501
1,398	TELUS International CDA, Inc. (CAD) (f)	3,750
1,144	Torex Gold Resources, Inc. (CAD) (f)	31,680

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Canada (Continued)
822	Transcontinental, Inc., Class A (CAD)	$10,659
3,096	Trican Well Service Ltd. (CAD)	10,026
513	Trisura Group Ltd. (CAD) (f)	11,917
5,000	Well Health Technologies Corp. (CAD) (f)	14,384
1,745	Wesdome Gold Mines Ltd. (CAD) (f)	20,784
		555,014
	Cayman Islands — 1.2%
22,500	Mongolian Mining Corp. (HKD) (c) (f)	15,662
16,500	United Laboratories International Holdings (The) Ltd. (HKD) (c)	31,052
39,000	Vobile Group Ltd. (HKD) (c) (d) (f)	20,675
6,000	Wasion Holdings Ltd. (HKD) (c)	6,339
		73,728
	Denmark — 0.5%
315	Bavarian Nordic A/S (DKK) (c) (f)	6,858
656	D/S Norden A/S (DKK) (c)	16,549
425	DFDS A/S (DKK) (c) (f)	5,565
355	Scandinavian Tobacco Group A/S (DKK) (c) (d) (i)	5,170
		34,142
	Finland — 0.1%
93	Cargotec Oyj, Class B (EUR) (c)	4,238
53	QT Group Oyj (EUR) (c) (f)	4,308
		8,546
	France — 2.2%
1,511	Beneteau SACA (EUR) (c)	13,147
5,390	Elior Group S.A. (EUR) (c) (d) (f) (i)	14,812
4,353	Emeis S.A. (EUR) (c) (f)	51,908
531	Forvia SE (EUR) (c)	4,357
404	Mercialys S.A. (EUR) (c)	5,067
416	Nexity S.A. (EUR) (c) (f)	4,432
546	Opmobility (EUR) (c)	5,424
200	Rubis S.C.A. (EUR) (c)	5,650
127	Trigano S.A. (EUR) (c)	14,271
1,455	Ubisoft Entertainment S.A. (EUR) (c) (f)	17,596
		136,664
	Germany — 2.9%
74	Aurubis AG (EUR) (c)	7,020
1,930	Auto1 Group SE (EUR) (c) (d) (f) (i)	42,934
Shares	Description	Value

	Germany (Continued)
3,281	Deutsche Pfandbriefbank AG (EUR) (c) (d) (f) (i)	$19,187
3,266	Deutz AG (EUR) (c)	24,014
1,407	Nordex SE (EUR) (c) (f)	21,728
1,356	SMA Solar Technology AG (EUR) (c)	22,287
1,736	Suedzucker AG (EUR) (c)	21,621
214	SUSS MicroTec SE (EUR) (c)	8,023
1,179	TAG Immobilien AG (EUR) (c) (f)	16,076
		182,890
	Greece — 0.4%
3,231	FF Group (EUR) (c) (e) (f) (h)	0
1,152	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	27,605
		27,605
	Hong Kong — 0.1%
13,500	SJM Holdings Ltd. (HKD) (c) (f)	4,169
	Ireland — 0.4%
11,072	Greencore Group PLC (GBP) (c)	24,350
	Isle Of Man — 0.3%
2,167	Playtech PLC (GBP) (f)	19,511
	Israel — 3.8%
1,168	Aura Investments Ltd. (ILS) (c)	5,252
642	Clal Insurance Enterprises Holdings Ltd. (ILS) (c)	15,767
47	Delek Group Ltd. (ILS) (c)	7,304
1,685	Harel Insurance Investments & Financial Services Ltd. (ILS) (c)	26,952
25	Israel Corp., Ltd. (ILS) (c)	6,739
747	Menora Mivtachim Holdings Ltd. (ILS) (c)	37,457
12,000	Migdal Insurance & Financial Holding Ltd. (ILS) (c)	21,787
105,768	Oil Refineries Ltd. (ILS) (c)	25,161
1,936	Phoenix Financial Ltd. (ILS) (c)	35,982
333	Plus500 Ltd. (GBP) (c)	11,821
3,071	Shufersal Ltd. (ILS) (c)	29,091
1,155	Tel Aviv Stock Exchange Ltd. (ILS) (c)	13,616
		236,929
	Italy — 2.2%
3,594	Anima Holding S.p.A. (EUR) (c) (d) (i)	27,213
894	Banca IFIS S.p.A. (EUR) (c)	20,812
983	Credito Emiliano S.p.A. (EUR) (c)	13,386
227	Danieli & C Officine Meccaniche S.p.A. (EUR) (c)	5,841
660	Maire S.p.A. (EUR) (c)	6,321

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
8,454	OVS S.p.A. (EUR) (c) (d) (i)	$29,107
9,647	Webuild S.p.A. (EUR) (c)	33,220
		135,900
	Japan — 41.0%
2,800	Aisan Industry Co., Ltd. (JPY) (c)	39,505
400	Arata Corp. (JPY) (c)	8,398
900	ARE Holdings, Inc. (JPY) (c)	11,930
300	Argo Graphics, Inc. (JPY) (c)	10,443
1,000	Artience Co., Ltd. (JPY) (c)	20,704
600	ASAHI YUKIZAI Corp. (JPY) (c)	14,577
2,000	Bic Camera, Inc. (JPY) (c)	20,961
900	Central Glass Co., Ltd. (JPY) (c)	19,538
1,600	Chugoku Electric Power (The) Co., Inc. (JPY) (c)	9,194
1,700	Citizen Watch Co., Ltd. (JPY) (c)	10,173
2,300	Daicel Corp. (JPY) (c)	20,039
2,800	Daido Steel Co., Ltd. (JPY) (c)	22,337
300	Daikokutenbussan Co., Ltd. (JPY) (c)	13,215
500	DCM Holdings Co., Ltd. (JPY) (c)	4,649
300	Dowa Holdings Co., Ltd. (JPY) (c)	9,318
800	DyDo Group Holdings, Inc. (JPY) (c)	15,280
400	EDION Corp. (JPY) (c)	5,011
1,000	Electric Power Development Co., Ltd. (JPY) (c)	16,902
1,300	FCC Co., Ltd. (JPY) (c)	27,164
1,000	Ferrotec Holdings Corp. (JPY) (c)	18,021
1,000	Fuji Oil Co., Ltd. (JPY) (c)	20,487
300	Fuji Seal International, Inc. (JPY) (c)	5,261
200	Fujita Kanko, Inc. (JPY) (c)	13,044
300	Fujitec Co., Ltd. (JPY) (c)	11,916
3,000	GENDA, Inc. (JPY) (c) (f)	26,986
800	Genky DrugStores Co., Ltd. (JPY) (c)	15,140
1,500	Glory Ltd. (JPY) (c)	26,428
1,000	Goldcrest Co., Ltd. (JPY) (c)	20,763
800	GS Yuasa Corp. (JPY) (c)	12,818
1,100	H2O Retailing Corp. (JPY) (c)	16,706
1,900	Hamakyorex Co., Ltd. (JPY) (c)	16,355
300	Hanwa Co., Ltd. (JPY) (c)	9,832
900	Happinet Corp. (JPY) (c)	31,023
1,700	Hino Motors, Ltd. (JPY) (c) (f)	4,798
Shares	Description	Value

	Japan (Continued)
2,400	Hokkaido Electric Power Co., Inc. (JPY) (c)	$12,219
2,500	Hokuriku Electric Power Co. (JPY) (c)	13,910
2,500	Iino Kaiun Kaisha Ltd. (JPY) (c)	16,705
300	Japan Elevator Service Holdings Co., Ltd. (JPY) (c)	5,517
3,800	Japan Petroleum Exploration Co., Ltd. (JPY) (c)	29,599
600	JINS Holdings, Inc. (JPY) (c)	27,851
1,200	JM Holdings Co., Ltd. (JPY) (c)	18,927
1,500	JTEKT Corp. (JPY) (c)	11,360
2,900	JVCKenwood Corp. (JPY) (c)	24,452
300	Kakaku.com, Inc. (JPY) (c)	4,297
1,800	Kandenko Co., Ltd. (JPY) (c)	32,413
400	Kaneka Corp. (JPY) (c)	10,214
3,300	Keikyu Corp. (JPY) (c)	33,301
400	Kewpie Corp. (JPY) (c)	7,795
2,300	Kitz Corp. (JPY) (c)	17,921
1,100	Krosaki Harima Corp. (JPY) (c)	18,988
3,700	Kumiai Chemical Industry Co., Ltd. (JPY) (c)	20,517
300	Kurabo Industries Ltd. (JPY) (c)	11,993
1,000	KYB Corp. (JPY) (c)	19,712
1,800	Kyoei Steel Ltd. (JPY) (c)	22,738
300	Kyudenko Corp. (JPY) (c)	9,680
6,500	Leopalace21 Corp. (JPY) (c)	25,450
2,500	Link And Motivation, Inc. (JPY) (c)	8,779
300	Makino Milling Machine Co., Ltd. (JPY) (c)	23,542
700	Mars Group Holdings Corp. (JPY) (c) (g)	14,793
200	Maruha Nichiro Corp. (JPY) (c)	4,360
1,200	Matsuda Sangyo Co., Ltd. (JPY) (c)	27,937
400	Matsuyafoods Holdings Co., Ltd. (JPY) (c)	15,894
600	Megmilk Snow Brand Co., Ltd. (JPY) (c)	10,266
1,800	Mitsubishi Logisnext Co., Ltd. (JPY) (c)	25,763
300	Mitsubishi Materials Corp. (JPY) (c)	4,922
10,200	Mitsubishi Motors Corp. (JPY) (c) (g)	28,125
3,500	Mitsui E&S Co., Ltd. (JPY) (c)	39,005
600	Mitsui Mining & Smelting Co., Ltd. (JPY) (c)	17,576
300	Mitsui-Soko Holdings Co., Ltd. (JPY) (c)	15,975
900	Mizuno Corp. (JPY) (c)	15,649

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,200	Modec, Inc. (JPY) (c)	$33,312
800	Musashi Seimitsu Industry Co., Ltd. (JPY) (c)	13,399
2,800	Namura Shipbuilding Co., Ltd. (JPY) (c)	43,450
2,100	NHK Spring Co., Ltd. (JPY) (c)	22,730
400	Nichias Corp. (JPY) (c)	12,411
800	Nichicon Corp. (JPY) (c)	6,560
1,800	Nippn Corp. (JPY) (c)	26,074
500	Nippon Light Metal Holdings Co., Ltd. (JPY) (c)	5,093
1,600	Nippon Paper Industries Co., Ltd. (JPY) (c)	10,754
900	Nippon Soda Co., Ltd. (JPY) (c)	17,488
1,100	Nipro Corp. (JPY) (c)	9,985
600	Nishimatsu Construction Co., Ltd. (JPY) (c)	19,328
800	Nissin Corp. (JPY) (c)	25,465
500	Nittetsu Mining Co., Ltd. (JPY) (c)	22,063
1,900	Nojima Corp. (JPY) (c)	32,134
1,000	NOK Corp. (JPY) (c)	14,717
400	Noritake Co., Ltd. (JPY) (c)	9,414
400	Noritsu Koki Co., Ltd. (JPY) (c)	12,671
900	NS United Kaiun Kaisha Ltd. (JPY) (c)	24,182
1,000	Odakyu Electric Railway Co., Ltd. (JPY) (c)	9,887
4,000	Oki Electric Industry Co., Ltd. (JPY) (c)	26,423
500	Osaka Steel Co., Ltd. (JPY) (c) (g)	9,558
2,900	Pacific Industrial Co., Ltd. (JPY) (c)	26,837
300	PAL GROUP Holdings Co., Ltd. (JPY) (c)	6,080
1,800	Pasona Group, Inc. (JPY) (c)	26,006
600	PeptiDream, Inc. (JPY) (c) (f)	8,781
3,000	Persol Holdings Co., Ltd. (JPY) (c)	4,999
600	Raksul, Inc. (JPY) (c)	4,071
2,300	Rengo Co., Ltd. (JPY) (c)	12,207
1,000	Resorttrust, Inc. (JPY) (c)	9,764
2,900	Round One Corp. (JPY) (c)	19,072
500	Sakata INX Corp. (JPY) (c)	6,437
200	Sakata Seed Corp. (JPY) (c)	4,504
1,600	Sanki Engineering Co., Ltd. (JPY) (c)	36,246
1,500	Sankyo Co., Ltd. (JPY) (c)	21,920
1,100	Sansan, Inc. (JPY) (c) (f)	14,216
400	Sapporo Holdings Ltd. (JPY) (c)	20,432
Shares	Description	Value

	Japan (Continued)
300	Seino Holdings Co., Ltd. (JPY) (c)	$4,627
1,900	Senko Group Holdings Co., Ltd. (JPY) (c)	19,148
400	Seria Co., Ltd. (JPY) (c)	6,639
800	Shibaura Machine Co., Ltd. (JPY) (c)	19,295
600	Shibuya Corp. (JPY) (c)	12,928
2,500	Shikoku Electric Power Co., Inc. (JPY) (c)	19,335
1,400	Shinagawa Refractories Co., Ltd. (JPY) (c)	15,956
1,000	Shinnihon Corp. (JPY) (c)	10,525
2,900	Shizuoka Gas Co., Ltd. (JPY) (c)	21,842
300	Sinfonia Technology Co., Ltd. (JPY) (c)	12,134
1,500	Sinko Industries Ltd. (JPY) (c)	12,130
400	Starts Corp., Inc. (JPY) (c)	10,515
900	Sugi Holdings Co., Ltd. (JPY) (c)	16,871
900	Sumitomo Densetsu Co., Ltd. (JPY) (c)	29,410
2,100	Sumitomo Riko Co., Ltd. (JPY) (c)	24,567
2,500	Sumitomo Rubber Industries Ltd. (JPY) (c)	31,610
400	Sun Frontier Fudousan Co., Ltd. (JPY) (c)	5,252
700	SWCC Corp. (JPY) (c)	29,332
900	Taiheiyo Cement Corp. (JPY) (c)	23,564
200	Takeuchi Manufacturing Co., Ltd. (JPY) (c)	6,872
500	Tamron Co., Ltd. (JPY) (c)	11,657
1,300	TechMatrix Corp. (JPY) (c)	17,206
800	Toenec Corp. (JPY) (c)	5,190
900	Toho Holdings Co., Ltd. (JPY) (c)	26,842
1,600	Tokai Rika Co., Ltd. (JPY) (c)	23,956
500	Tokuyama Corp. (JPY) (c)	9,376
800	Tokyo Steel Manufacturing Co., Ltd. (JPY) (c)	8,488
1,000	Tomy Co., Ltd. (JPY) (c)	23,248
2,200	Topre Corp. (JPY) (c)	27,822
800	Tosoh Corp. (JPY) (c)	11,008
1,900	Toyo Tire Corp. (JPY) (c)	34,893
1,600	Toyoda Gosei Co., Ltd. (JPY) (c)	28,936
1,700	Toyota Boshoku Corp. (JPY) (c)	22,670
1,900	TRE Holdings Corp. (JPY) (c)	20,579
1,200	Tsubakimoto Chain Co. (JPY) (c)	14,874
600	Tsuburaya Fields Holdings, Inc. (JPY) (c)	7,018

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
600	UACJ Corp. (JPY) (c)	$19,183
600	UBE Corp. (JPY) (c)	8,760
1,300	U-Next Holdings Co., Ltd. (JPY) (c)	15,337
400	Valor Holdings Co., Ltd. (JPY) (c)	6,385
600	YAMABIKO Corp. (JPY) (c)	9,611
400	Yamato Kogyo Co., Ltd. (JPY) (c)	21,208
1,000	Yokohama Rubber (The) Co., Ltd. (JPY) (c)	23,059
400	Yonex Co., Ltd. (JPY) (c)	6,392
1,700	Zeon Corp. (JPY) (c)	17,067
		2,579,048
	Jersey — 0.3%
3,644	Yellow Cake PLC (GBP) (c) (d) (f) (i)	19,833
	Netherlands — 2.1%
240	Fugro N.V. (EUR) (c)	3,465
5,824	Koninklijke BAM Groep N.V. (EUR) (c)	32,611
945	Koninklijke Heijmans N.V. (EUR) (c)	39,967
6,319	MFE-MediaForEurope N.V., Class A (EUR) (c)	22,970
459	Van Lanschot Kempen N.V. (EUR) (c)	23,611
658	Wereldhave N.V. (EUR) (c)	11,392
		134,016
	Norway — 1.5%
12,176	Aker Solutions ASA (NOK) (c)	39,139
923	Crayon Group Holding ASA (NOK) (c) (d) (f) (i)	9,901
1,971	DOF Group ASA (NOK) (c) (f)	17,532
1,428	Hoegh Autoliners ASA (NOK) (c)	10,459
9,456	MPC Container Ships ASA (NOK) (c)	14,349
		91,380
	Portugal — 0.4%
20,640	Sonae SGPS S.A. (EUR) (c)	23,727
	Singapore — 0.7%
3,066	Hafnia Ltd. (NOK) (c)	12,644
9,700	SATS Ltd. (SGD) (c)	22,165
2,500	UOL Group Ltd. (SGD) (c)	10,970
		45,779
	South Korea — 12.9%
257	AMOREPACIFIC Group (KRW) (c)	3,508
Shares	Description	Value

	South Korea (Continued)
3,953	BNK Financial Group, Inc. (KRW) (c)	$27,727
67	Chong Kun Dang Pharmaceutical Corp. (KRW) (c)	3,556
24	CJ CheilJedang Corp. (KRW) (c)	4,032
77	CJ Logistics Corp. (KRW) (c)	4,527
518	CS Wind Corp. (KRW) (c)	11,988
7,464	Daewoo Engineering & Construction Co., Ltd. (KRW) (c) (f)	16,050
912	Daewoong Co., Ltd. (KRW) (c)	11,670
709	DB HiTek Co., Ltd. (KRW) (c)	20,867
572	DoubleUGames Co., Ltd. (KRW) (c)	19,432
104	F&F Co., Ltd. (KRW) (c)	4,493
779	GS Engineering & Construction Corp. (KRW) (c)	9,027
840	GS Holdings Corp. (KRW) (c)	21,068
2,595	Hanil Cement Co., Ltd. (KRW) (c)	28,018
260	Hanjin Kal Corp. (KRW) (c)	14,394
862	Hankook Tire & Technology Co., Ltd. (KRW) (c)	23,210
72	HD HYUNDAI MIPO (KRW) (c)	5,194
1,602	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW) (c)	21,860
146	HK inno N Corp. (KRW) (c)	3,467
194	HL Mando Co., Ltd. (KRW) (c)	5,145
82	Hyosung Heavy Industries Corp. (KRW) (c)	24,461
234	Hyundai Engineering & Construction Co., Ltd. (KRW) (c)	5,749
433	Hyundai Marine & Fire Insurance Co., Ltd. (KRW) (c) (f)	6,449
278	Hyundai Wia Corp. (KRW) (c)	8,402
1,867	JB Financial Group Co., Ltd. (KRW) (c)	22,212
842	Kangwon Land, Inc. (KRW) (c) (f)	9,576
95	KCC Corp. (KRW) (c)	16,377
288	Kolmar Korea Co., Ltd. (KRW) (c)	12,372
511	Korea Electric Terminal Co., Ltd. (KRW) (c)	23,364
195	Korea Investment Holdings Co., Ltd. (KRW) (c)	9,751
10,383	Korea Line Corp. (KRW) (c) (f)	11,338

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
91	Kumho Petrochemical Co., Ltd. (KRW) (c)	$7,514
6,311	Kumho Tire Co., Inc. (KRW) (c) (f)	20,352
503	Kyung Dong Navien Co., Ltd. (KRW) (c)	24,691
131	LG Innotek Co., Ltd. (KRW) (c)	14,397
2,186	LG Uplus Corp. (KRW) (c)	15,298
290	LigaChem Biosciences, Inc. (KRW) (c) (f)	18,895
55	Lotte Chilsung Beverage Co., Ltd. (KRW) (c)	3,997
596	LOTTE Fine Chemical Co., Ltd. (KRW) (c)	15,072
51	Lotte Wellfood Co., Ltd. (KRW) (c)	4,041
238	LX International Corp. (KRW) (c)	4,099
333	LX Semicon Co., Ltd. (KRW) (c)	12,259
2,546	Mirae Asset Securities Co., Ltd. (KRW) (c)	15,968
2,196	Myoung Shin Industrial Co., Ltd. (KRW) (c)	12,608
504	OCI Holdings Co., Ltd. (KRW) (c)	22,303
73	Orion Corp. (KRW) (c)	5,863
34	Ottogi Corp. (KRW) (c)	9,563
3,578	Pan Ocean Co., Ltd. (KRW) (c)	8,250
148	PharmaResearch Co. Ltd. (KRW) (c)	33,665
350	Poongsan Corp. (KRW) (c)	14,887
975	Samsung E&A Co., Ltd (KRW) (c)	13,194
164	Samsung Securities Co., Ltd. (KRW) (c)	5,078
696	SeAH Besteel Holdings Corp. (KRW) (c)	8,325
338	Sebang Global Battery Co., Ltd. (KRW) (c)	15,016
90	Shinsegae, Inc. (KRW) (c)	8,391
309	Silicon2 Co., Ltd. (KRW) (c) (f)	5,199
1,008	SL Corp. (KRW) (c)	26,583
2,287	Solus Advanced Materials Co., Ltd. (KRW) (c)	12,065
634	VT Co., Ltd. (KRW) (c) (f)	13,498
884	Youngone Corp. (KRW) (c)	29,575
		809,930
Shares	Description	Value

	Spain — 0.1%
1,771	Gestamp Automocion S.A. (EUR) (c) (d) (i)	$4,991
533	Let’s GOWEX S.A. (EUR) (c) (e) (f) (h) (j)	0
		4,991
	Sweden — 2.6%
1,364	AddLife AB, Class B (SEK) (c)	19,712
3,078	Ambea AB (SEK) (c) (d) (i)	33,610
545	BoneSupport Holding AB (SEK) (c) (d) (f) (i)	15,991
538	Bure Equity AB (SEK) (c)	17,387
148	Hemnet Group AB (SEK) (c)	4,909
166	Loomis AB (SEK) (c)	6,724
478	Munters Group AB (SEK) (c) (d) (i)	4,886
979	NCC AB, Class B (SEK) (c)	18,576
2,722	Peab AB, Class B (SEK) (c)	20,836
1,598	Ratos AB, Class B (SEK) (c) (g)	5,129
5,691	Storskogen Group AB, Class B (SEK) (c)	7,402
325	Xvivo Perfusion AB (SEK) (c) (f)	9,139
		164,301
	Switzerland — 0.4%
15	dormakaba Holding AG (CHF) (c)	11,197
291	Implenia AG (CHF) (c)	13,220
		24,417
	United Kingdom — 7.2%
2,719	AJ Bell PLC (GBP) (c)	14,248
4,729	Balfour Beatty PLC (GBP) (c)	26,620
2,418	Bloomsbury Publishing PLC (GBP) (c)	18,380
243	Cranswick PLC (GBP)	15,397
22,774	Currys PLC (GBP) (f)	25,594
10,548	Deliveroo PLC (GBP) (c) (d) (f) (i)	16,281
483	Diversified Energy Co. PLC (GBP) (c) (d) (g)	6,555
2,529	Drax Group PLC (GBP)	19,127
2,219	Hochschild Mining PLC (GBP) (c) (f)	7,598
5,432	Hunting PLC (GBP) (c)	21,319
1,101	IntegraFin Holdings PLC (GBP) (d)	4,352
291	JET2 PLC (GBP) (c)	4,677
14,635	Just Group PLC (GBP)	27,790
1,261	Keller Group PLC (GBP) (c)	22,508
333	Lion Finance Group PLC (GBP) (c)	23,546
4,136	Mitchells & Butlers PLC (GBP) (c) (f)	11,363

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
3,447	Mitie Group PLC (GBP) (c)	$5,149
661	Morgan Sindall Group PLC (GBP) (c)	28,351
51,411	Pan African Resources PLC (GBP)	28,191
1,572	Paragon Banking Group PLC (GBP)	14,956
6,665	Premier Foods PLC (GBP) (c)	15,789
907	QinetiQ Group PLC (GBP) (c)	4,548
15,329	Quilter PLC (GBP) (d) (i)	29,187
387	Renew Holdings PLC (GBP) (c)	3,328
908	Safestore Holdings PLC (GBP) (c)	7,229
13,581	Target Healthcare REIT PLC (GBP) (c)	16,266
481	TORM PLC, Class A (DKK) (c)	7,876
1,043	Vesuvius PLC (GBP)	5,261
665	Volution Group PLC (GBP) (c)	4,649
4,233	Zigup PLC (GBP) (c)	16,156
		452,291
	Total Common Stocks	6,224,776
	(Cost $6,124,853)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$104,302	JPMorgan Chase & Co., 4.36% (k), dated 03/31/25, due 04/01/25, with a maturity value of $104,315. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $106,388. (l)	104,302
	(Cost $104,302)

	Total Investments — 100.7%	6,329,078
	(Cost $6,229,155)
	Net Other Assets and Liabilities — (0.7)%	(44,388)
	Net Assets — 100.0%	$6,284,690

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $5,456,922 or 86.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $74,747 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $104,302.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of March 31, 2025.
(l)	This security serves as collateral for securities on loan.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	24.4%
Consumer Discretionary	20.6
Materials	13.8
Financials	8.8
Energy	7.7
Consumer Staples	7.0
Health Care	5.6
Information Technology	4.2
Real Estate	2.6
All Other	5.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	40.7%
KRW	12.8
EUR	11.0
CAD	8.8
GBP	8.4
AUD	4.5
ILS	3.5
SEK	2.6
NOK	2.4
HKD	2.1
USD	1.6
DKK	0.7
SGD	0.5
CHF	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 287,260	$ —	$ 287,260	$ —**
Bermuda	108,847	23,474	85,373	—
Canada	555,014	555,014	—	—
Greece	27,605	—	27,605	—**
Isle of Man	19,511	19,511	—	—
Spain	4,991	—	4,991	—**
United Kingdom	452,291	169,855	282,436	—
Other Country Categories*	4,769,257	—	4,769,257	—
Repurchase Agreements	104,302	—	104,302	—
Total Investments	$6,329,078	$767,854	$5,561,224	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Bermuda — 2.1%
2,793,732	CGN New Energy Holdings Co., Ltd. (HKD) (c)	$827,525
1,378,920	China Water Affairs Group Ltd. (HKD) (c) (d)	1,188,545
2,087,003	Shenzhen International Holdings Ltd. (HKD) (c)	2,110,878
2,367,266	Sinopec Kantons Holdings Ltd. (HKD) (c)	1,302,000
		5,428,948
	Brazil — 9.5%
754,476	Banco Pan S.A. (Preference Shares) (BRL)	963,844
624,999	Bradespar S.A. (Preference Shares) (BRL)	1,961,593
722,141	C&A Modas S.A. (BRL)	1,343,942
548,501	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	1,898,360
428,679	Cia De Sanena Do Parana (BRL)	2,026,787
113,036	Cury Construtora e Incorporadora S.A. (BRL)	486,298
246,345	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	1,031,753
56,430	Energisa S.A. (BRL)	395,552
765,907	Grupo SBF S.A. (BRL)	1,573,032
312,036	Isa Energia Brasil S.A. (Preference Shares) (BRL)	1,221,580
2,459,849	JHSF Participacoes S.A. (BRL)	1,801,850
99,195	M. Dias Branco S.A. (BRL)	395,462
953,771	Marcopolo S.A. (Preference Shares) (BRL)	1,022,891
555,901	Marfrig Global Foods S.A. (BRL)	1,759,338
694,367	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,089,046
570,541	Petroreconcavo S.A. (BRL)	1,648,700
277,290	Porto Seguro S.A. (BRL)	1,943,695
289,297	Sao Martinho S.A. (BRL)	1,049,417
98,308	Tupy S.A. (BRL)	313,541
405,047	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	403,170
		24,329,851
	Cayman Islands — 16.1%
2,545,214	361 Degrees International Ltd. (HKD) (c)	1,449,938
524,585	3SBio, Inc. (HKD) (c) (e) (f)	806,551
31,861	Bizlink Holding, Inc. (TWD) (c)	495,242
642,634	C&D International Investment Group Ltd. (HKD) (c)	1,343,421
Shares	Description	Value

	Cayman Islands (Continued)
1,429,912	China Conch Venture Holdings Ltd. (HKD) (c)	$1,423,720
660,308	China Education Group Holdings Ltd. (HKD) (c) (d) (f)	203,182
3,651,171	China Lesso Group Holdings Ltd. (HKD) (c)	1,645,733
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (g) (h) (i)	0
3,278,228	China Resources Building Materials Technology Holdings Ltd. (HKD) (c)	729,971
830,810	China Resources Medical Holdings Co., Ltd. (HKD) (c)	397,561
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (g) (h) (i)	0
1,521,188	Consun Pharmaceutical Group Ltd. (HKD) (c)	1,803,854
1,499,043	EEKA Fashion Holdings Ltd. (HKD) (c)	1,454,835
3,739,331	Fufeng Group Ltd. (HKD) (c)	2,934,063
659,990	GDS Holdings Ltd., Class A (HKD) (c) (h)	2,087,464
1,968,712	Greentown China Holdings Ltd. (HKD) (c)	2,792,177
971,922	Greentown Management Holdings Co., Ltd. (HKD) (c) (e) (f)	361,113
139,375	Inter & Co., Inc., Class A (d)	763,775
183,236	Kingboard Holdings Ltd. (HKD) (c)	523,841
675,047	Minth Group Ltd. (HKD) (c) (h)	1,800,301
1,963,744	Newborn Town, Inc. (HKD) (c) (f) (h)	1,489,406
3,427,268	Q Technology Group Co., Ltd. (HKD) (c) (d) (f) (h)	3,290,854
7,096,182	Seazen Group Ltd. (HKD) (c) (d) (h)	1,850,831
5,503,602	Sunac China Holdings Ltd. (HKD) (c) (h)	1,101,610
3,145,821	TCL Electronics Holdings Ltd. (HKD) (c)	3,813,260
2,276,536	Tianneng Power International Ltd. (HKD) (c)	2,025,743
2,089,934	Topsports International Holdings Ltd. (HKD) (c) (e) (f)	919,822
310,136	Tuhu Car, Inc. (HKD) (c) (e) (f) (h)	712,635
771,218	VSTECS Holdings Ltd. (HKD) (c)	662,548

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
424,023	XD, Inc. (HKD) (c) (f) (h)	$1,764,107
596,790	Xtep International Holdings Ltd. (HKD) (c)	389,244
		41,036,802
	Chile — 2.4%
10,264,325	Colbun S.A. (CLP)	1,443,107
275,070	Embotelladora Andina S.A., Class B (Preference Shares) (CLP)	1,028,391
532,905	Empresas CMPC S.A. (CLP)	875,510
42,094,101	Enel Chile S.A. (CLP)	2,768,030
		6,115,038
	China — 4.6%
4,806,923	BAIC Motor Corp., Ltd., Class H (HKD) (c) (e) (f)	1,251,395
253,016	CanSino Biologics, Inc., Class H (HKD) (c) (d) (e) (f) (h)	1,087,479
1,712,477	China Communications Services Corp., Ltd., Class H (HKD) (c)	937,275
3,369,636	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (c)	969,863
1,053,786	China National Building Material Co., Ltd., Class H (HKD) (c) (d)	543,842
3,234,048	Guangshen Railway Co., Ltd., Class H (HKD) (c)	723,942
279,464	Onewo, Inc., Class H (HKD) (c) (d)	819,942
104,670	Poly Property Services Co., Ltd., Class H (HKD) (c) (f)	421,225
2,680,409	Sinopec Engineering Group Co., Ltd., Class H (HKD) (c)	1,898,408
357,024	Xinhua Winshare Publishing and Media Co., Ltd., Class H (HKD) (c)	495,019
1,324,572	Zhejiang Expressway Co., Ltd., Class H (HKD) (c)	1,081,204
909,221	ZhongAn Online P&C Insurance Co., Ltd., Class H (HKD) (c) (e) (f) (h)	1,437,304
		11,666,898
	Hong Kong — 4.4%
2,883,635	China Everbright Environment Group Ltd. (HKD) (c)	1,276,002
9,243,260	China Jinmao Holdings Group Ltd. (HKD) (c)	1,503,369
562,191	China Nonferrous Mining Corp., Ltd. (HKD) (c)	407,872
Shares	Description	Value

	Hong Kong (Continued)
1,708,534	China Overseas Grand Oceans Group Ltd. (HKD) (c) (d)	$412,531
720,649	China Tobacco International HK Co., Ltd. (HKD) (c) (f)	2,155,320
4,506,588	CITIC Telecom International Holdings Ltd. (HKD) (c)	1,321,306
1,267,515	Far East Horizon Ltd. (HKD)	1,037,605
2,137,366	Genertec Universal Medical Group Co., Ltd. (HKD) (c) (e) (f)	1,438,789
2,443,909	Shougang Fushan Resources Group Ltd. (HKD) (c)	794,975
1,133,511	Yuexiu Property Co., Ltd. (HKD) (c) (d)	773,373
		11,121,142
	Hungary — 1.1%
629,172	Magyar Telekom Telecommunications PLC (HUF)	2,746,462
	India — 2.4%
81,192	Central Depository Services India Ltd. (INR) (c) (f)	1,150,550
1,176,813	IFCI Ltd. (INR) (c) (h)	588,814
27,485	Multi Commodity Exchange of India Ltd. (INR) (c)	1,698,049
82,170	Natco Pharma Ltd. (INR) (c)	763,715
867,678	NBCC India Ltd. (INR) (c)	824,707
2,397,883	Reliance Power Ltd. (INR) (c) (h)	1,195,820
		6,221,655
	Indonesia — 6.4%
6,844,256	Bukit Asam Tbk PT (IDR) (c) (g)	1,040,375
61,102,346	Bumi Resources Minerals Tbk PT (IDR) (c) (g) (h)	1,226,395
11,809,697	Bumi Serpong Damai Tbk PT (IDR) (c) (g) (h)	571,796
3,249,373	Indah Kiat Pulp & Paper Tbk PT (IDR) (c) (g)	960,902
1,327,057	Indo Tambangraya Megah Tbk PT (IDR) (c) (g)	1,837,527
9,759,402	Japfa Comfeed Indonesia Tbk PT (IDR) (c) (g)	1,179,473
4,275,925	Jasa Marga Persero Tbk PT (IDR) (c) (g)	1,025,392
22,219,035	Medco Energi Internasional Tbk PT (IDR) (c) (g)	1,374,744
4,653,490	Pabrik Kertas Tjiwi Kimia Tbk PT (IDR) (c) (g)	1,372,527
81,328,354	Panin Financial Tbk PT (IDR) (c) (g) (h)	1,799,807

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia (Continued)
19,586,815	Perusahaan Gas Negara Tbk PT (IDR) (c) (g)	$1,830,307
1,854,029	Semen Indonesia Persero Tbk PT (IDR) (c) (g)	295,578
50,552,301	Summarecon Agung Tbk PT (IDR) (c) (g)	1,194,685
12,167,567	Timah Tbk PT (IDR) (c) (g) (h)	701,554
		16,411,062
	Malaysia — 5.9%
860,100	Alliance Bank Malaysia Bhd (MYR) (c)	896,205
20,359,500	Bumi Armada Bhd (MYR) (c)	2,533,121
9,665,600	CAPITAL A BHD (MYR) (c) (h)	1,790,505
2,518,100	Dayang Enterprise Holdings Bhd (MYR) (c)	1,115,745
3,207,500	Eco World Development Group Bhd (MYR) (c)	1,429,863
904,900	Genting Bhd (MYR) (c)	665,194
1,239,800	Guan Chong Bhd (MYR) (c)	1,037,885
653,200	IJM Corp. Bhd (MYR) (c)	310,995
3,610,900	IOI Properties Group Bhd (MYR) (c)	1,614,997
3,891,600	Sime Darby Bhd (MYR) (c)	1,943,829
5,207,600	Sime Darby Property Bhd (MYR) (c)	1,584,634
		14,922,973
	Mexico — 2.9%
855,846	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	1,958,478
185,200	GCC S.A.B. de C.V. (MXN)	1,700,461
1,207,118	Genomma Lab Internacional S.A.B. de C.V., Class B (MXN)	1,493,524
1,114,361	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	2,338,772
		7,491,235
	Philippines — 0.7%
142,510	GT Capital Holdings, Inc. (PHP) (c)	1,270,350
1,871,100	JG Summit Holdings, Inc. (PHP) (c)	541,126
		1,811,476
	Poland — 2.8%
61,467	Asseco Poland S.A. (PLN) (c)	2,517,724
52,522	CCC S.A. (PLN) (c) (h)	3,191,191
139,428	Cyfrowy Polsat S.A. (PLN) (c) (h)	545,486
421,319	Orange Polska S.A. (PLN) (c)	954,533
		7,208,934
Shares	Description	Value

	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (g) (h) (i)	$0
580,351	Mechel PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 9.3%
185,933	Exxaro Resources Ltd. (ZAR) (c)	1,505,552
1,552,993	Fortress Real Estate Investments Ltd., Class B (ZAR)	1,597,461
255,999	Foschini Group Ltd. (ZAR)	1,735,795
173,792	Hyprop Investments Ltd. (ZAR)	395,167
1,356,959	Momentum Group Ltd. (ZAR)	2,309,828
329,159	Motus Holdings Ltd. (ZAR) (c)	1,574,236
147,989	Mr Price Group Ltd. (ZAR) (c)	1,795,094
1,557,024	Netcare Ltd. (ZAR)	1,118,408
583,789	Old Mutual Ltd. (ZAR)	378,898
309,637	Pick n Pay Stores Ltd. (ZAR) (h)	463,231
761,126	Raubex Group Ltd. (ZAR)	1,830,272
680,789	Resilient REIT Ltd. (ZAR)	2,111,244
295,039	SPAR Group (The) Ltd. (ZAR) (c) (h)	1,907,386
1,214,105	Telkom S.A. SOC Ltd. (ZAR) (c) (h)	2,467,296
364,370	Thungela Resources Ltd. (ZAR) (c)	2,010,221
34,326	Tiger Brands Ltd. (ZAR)	520,235
		23,720,324
	Taiwan — 12.0%
869,096	Advancetek Enterprise Co., Ltd. (TWD) (c)	2,149,319
644,198	Asia Optical Co., Inc. (TWD) (c)	2,716,730
228,425	Cheng Uei Precision Industry Co., Ltd. (TWD) (c)	384,984
597,062	China Motor Corp. (TWD) (c)	1,312,675
391,672	ChipMOS Technologies, Inc. (TWD) (c)	346,142
966,297	Clevo Co. (TWD) (c)	1,374,371
599,402	Da-Li Development Co., Ltd. (TWD) (c)	873,488
79,179	Elite Advanced Laser Corp. (TWD) (c) (h)	574,663
39,272	EZconn Corp. (TWD) (c)	502,305
243,174	Global Brands Manufacture Ltd. (TWD) (c)	474,569
280,836	Goldsun Building Materials Co., Ltd. (TWD) (c)	347,363
486,348	Hsin Kuang Steel Co., Ltd. (TWD) (c)	688,669
989,072	Huang Hsiang Construction Corp. (TWD) (c)	1,929,026
466,277	Johnson Health Tech Co., Ltd. (TWD) (c)	2,799,648

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
906,649	Kindom Development Co., Ltd. (TWD) (c)	$1,464,051
2,030,560	Kinpo Electronics (TWD) (c)	1,334,959
1,627,448	Mercuries & Associates Holding Ltd. (TWD) (c)	668,945
3,889,217	Mercuries Life Insurance Co., Ltd. (TWD) (c) (h)	732,154
140,217	Posiflex Technology, Inc. (TWD) (c)	1,152,625
1,218,897	Pou Chen Corp. (TWD) (c)	1,306,995
564,912	Ruentex Industries Ltd. (TWD) (c)	1,014,713
103,800	Scientech Corp. (TWD) (c)	881,572
491,228	Sincere Navigation Corp. (TWD) (c)	367,490
804,806	Taiwan Paiho Ltd. (TWD) (c)	1,541,499
1,238,425	Tigerair Taiwan Co., Ltd. (TWD) (c) (h)	3,401,151
185,451	Tung Ho Steel Enterprise Corp. (TWD) (c)	399,553
		30,739,659
	Thailand — 5.3%
5,973,700	AP Thailand PCL (THB) (c)	1,333,079
21,643,700	Asia Aviation PCL (THB) (c) (h)	1,085,963
1,603,700	Bangchak Corp. PCL (THB) (c)	1,805,793
2,418,500	Bangkok Airways PCL (THB) (c)	1,320,148
2,118,300	Banpu PCL (THB) (c)	258,469
3,337,200	Energy Absolute PCL (THB) (c) (h)	204,886
20,045,900	Jasmine International PCL (THB) (c) (j)	896,499
497,800	PTT Global Chemical PCL (THB) (c)	253,753
1,659,400	Regional Container Lines PCL (THB) (c)	1,154,292
7,818,900	Sansiri PCL (THB) (c)	327,999
1,194,700	Sri Trang Agro-Industry PCL (THB) (c)	509,410
4,856,600	Sri Trang Gloves Thailand PCL (THB) (c)	1,022,449
10,596,500	Star Petroleum Refining PCL (THB) (c) (e) (f)	1,694,724
1,449,900	Supalai PCL (THB) (c)	684,951
1,457,000	Thai Oil PCL (THB) (c)	1,056,090
		13,608,505
	Turkey — 11.7%
203,585	AG Anadolu Grubu Holding A/S (TRY) (c)	1,582,292
396,425	Anadolu Anonim Turk Sigorta Sirketi (TRY) (c)	972,935
Shares	Description	Value

	Turkey (Continued)
323,320	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	$1,423,724
525,395	Aygaz A/S (TRY)	2,337,089
11,294,485	Baticim Bati Anadolu Cimento Sanayii A/S (TRY) (j)	1,300,663
362,424	Dogus Otomotiv Servis ve Ticaret A/S (TRY) (c)	2,189,650
6,600,218	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (c) (h)	2,250,126
231,128	Koza Anadolu Metal Madencilik Isletmeleri A/S (TRY) (c) (h)	528,702
175,908	Mavi Giyim Sanayi Ve Ticaret A/S, Class B (TRY) (c) (e) (f)	320,892
70,520	Migros Ticaret A/S (TRY) (c)	919,889
194,091	MLP Saglik Hizmetleri A/S (TRY) (e) (f) (h)	1,621,368
1,883,538	NET Holding A/S (TRY) (c) (h)	1,887,941
265,222	Pegasus Hava Tasimaciligi A/S (TRY) (c) (j)	1,799,789
3,501,086	Petkim Petrokimya Holding A/S (TRY) (c) (h)	1,574,002
1,315,665	Sok Marketler Ticaret A/S (TRY)	1,269,640
190,632	TAV Havalimanlari Holding A/S (TRY) (c) (h)	1,216,488
305,133	Tekfen Holding A/S (TRY) (h)	1,206,139
5,406,107	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (h)	1,567,091
1,104,426	Turkiye Sise ve Cam Fabrikalari A/S (TRY) (c)	1,121,822
226,670	Ulker Biskuvi Sanayi A/S (TRY) (c) (h)	719,575
246,190	Vestel Elektronik Sanayi ve Ticaret A/S (TRY) (c) (h)	317,027
18,755,229	Zorlu Enerji Elektrik Uretim A/S (TRY) (c) (h)	1,734,161
		29,861,005
	Total Common Stocks	254,441,969
	(Cost $260,530,256)
MONEY MARKET FUNDS — 0.0%
74,854	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (k)	74,854
	(Cost $74,854)

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$2,056,039	Daiwa Capital Markets America, Inc., 4.36% (k), dated 03/31/25, due 04/01/25, with a maturity value of $2,056,288. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/22/25 to 02/15/45. The value of the collateral including accrued interest is $2,097,161. (l)	$2,056,039
2,056,039	Mizuho Financial Group, Inc., 4.35% (k), dated 03/31/25, due 04/01/25, with a maturity value of $2,056,287. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 07/31/31. The value of the collateral including accrued interest is $2,097,160. (l)	2,056,039
1,762,321	RBC Dominion Securities, Inc., 4.35% (k), dated 03/31/25, due 04/01/25, with a maturity value of $1,762,534. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.00%, due 04/15/26 to 02/15/54. The value of the collateral including accrued interest is $1,797,568. (l)	1,762,321
	Total Repurchase Agreements	5,874,399
	(Cost $5,874,399)

	Total Investments — 101.9%	260,391,222
	(Cost $266,479,509)
	Net Other Assets and Liabilities — (1.9)%	(4,867,710)
	Net Assets — 100.0%	$255,523,512

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $188,771,750 or 73.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,312,968 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,874,399.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Non-income producing security.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of March 31, 2025.
(l)	This security serves as collateral for securities on loan.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Consumer Discretionary	16.2%
Industrials	14.5
Real Estate	13.9
Materials	8.1
Financials	7.8
Utilities	7.7
Energy	7.4
Information Technology	7.2
Communication Services	5.8
All Other	11.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	26.1%
TWD	12.0
TRY	11.5
BRL	9.3
ZAR	9.1
IDR	6.3
MYR	5.7
THB	5.2
MXN	2.9
PLN	2.8
USD	2.6
INR	2.4
CLP	2.3
HUF	1.1
PHP	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 24,329,851	$ 24,329,851	$ —	$ —
Cayman Islands	41,036,802	763,775	40,273,027	—**
Chile	6,115,038	6,115,038	—	—
Hong Kong	11,121,142	1,037,605	10,083,537	—
Hungary	2,746,462	2,746,462	—	—
Mexico	7,491,235	7,491,235	—	—
Russia	—**	—	—	—**
South Africa	23,720,324	12,460,539	11,259,785	—
Turkey	29,861,005	10,725,714	19,135,291	—
Other Country Categories*	108,020,110	—	108,020,110	—
Money Market Funds	74,854	74,854	—	—
Repurchase Agreements	5,874,399	—	5,874,399	—
Total Investments	$260,391,222	$65,745,073	$194,646,149	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Austria — 6.3%
3,892	ANDRITZ AG (EUR) (c)	$218,365
5,910	BAWAG Group AG (EUR) (c) (d) (e)	609,701
8,357	Erste Group Bank AG (EUR) (c)	578,065
10,718	OMV AG (EUR) (c)	551,940
18,414	Raiffeisen Bank International AG (EUR) (c)	475,073
1,099	Verbund AG (EUR)	77,778
10,580	voestalpine AG (EUR) (c)	258,837
		2,769,759
	Belgium — 6.0%
2,150	Ackermans & van Haaren N.V. (EUR) (c)	466,065
6,861	Ageas S.A./N.V. (EUR) (c)	411,272
9,840	Colruyt Group N.V. (EUR) (c)	404,239
5,874	Groupe Bruxelles Lambert N.V. (EUR) (c)	438,311
2,315	KBC Group N.V. (EUR) (c)	210,998
1,295	Sofina S.A. (EUR) (c)	331,649
2,032	UCB S.A. (EUR) (c)	357,765
		2,620,299
	Bermuda — 0.4%
28,574	Aegon Ltd. (EUR) (c)	187,670
	Finland — 3.2%
11,137	Fortum Oyj (EUR) (c) (f)	182,374
8,604	Kesko Oyj, Class B (EUR) (c)	175,870
3,075	Kone Oyj, Class B (EUR) (c)	169,666
6,099	Konecranes Oyj (EUR) (c)	390,324
9,459	Neste Oyj (EUR) (c) (f)	87,489
1,671	Orion Oyj, Class B (EUR) (c)	99,253
2,869	Valmet Oyj (EUR) (c) (f)	77,816
12,296	Wartsila Oyj Abp (EUR) (c)	219,404
		1,402,196
	France — 16.2%
17,651	Alstom S.A. (EUR) (c) (g)	390,983
1,935	Arkema S.A. (EUR) (c)	148,165
1,346	BNP Paribas S.A. (EUR) (c)	112,498
10,944	Bouygues S.A. (EUR) (c)	431,418
2,771	Bureau Veritas S.A. (EUR) (c)	84,073
16,149	Carrefour S.A. (EUR) (c)	230,962
3,023	Cie de Saint-Gobain S.A. (EUR) (c)	301,142
6,782	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	238,365
17,975	Credit Agricole S.A. (EUR) (c)	327,273
2,849	Eiffage S.A. (EUR) (c)	331,707
13,189	Elis S.A. (EUR) (c)	294,545
15,903	Engie S.A. (EUR) (c)	309,884
1,498	Ipsen S.A. (EUR) (c)	172,541
322	Kering S.A. (EUR) (c)	66,989
Shares	Description	Value

	France (Continued)
2,796	Klepierre S.A. (EUR) (c)	$93,587
3,119	Nexans S.A. (EUR) (c)	306,203
31,979	Orange S.A. (EUR) (c)	414,262
8,436	Renault S.A. (EUR) (c)	427,340
6,346	Rexel S.A. (EUR) (c)	171,031
795	SEB S.A. (EUR) (c)	75,196
14,723	Societe Generale S.A. (EUR) (c)	664,214
4,425	Teleperformance SE (EUR) (c)	444,940
7,029	TotalEnergies SE (EUR) (c)	452,901
776	Vinci S.A. (EUR) (c)	97,823
73,874	Vivendi SE (EUR) (c)	221,452
3,588	Wendel SE (EUR) (c)	346,884
		7,156,378
	Germany — 24.9%
343	adidas AG (EUR) (c)	80,900
548	Allianz SE (EUR) (c)	209,726
5,189	Bayerische Motoren Werke AG (EUR) (c)	418,429
1,233	Brenntag SE (EUR) (c)	79,920
24,888	Commerzbank AG (EUR) (c)	569,563
5,661	Continental AG (EUR) (c)	399,214
3,518	CTS Eventim AG & Co. KGaA (EUR) (c)	352,935
9,783	Daimler Truck Holding AG (EUR) (c)	396,306
11,346	Delivery Hero SE (EUR) (c) (d) (e) (g)	272,051
21,225	Deutsche Bank AG (EUR) (c)	505,945
381	Deutsche Boerse AG (EUR) (c)	112,418
62,490	Deutsche Lufthansa AG (EUR) (c) (f)	455,318
9,348	Deutsche Telekom AG (EUR) (c)	345,129
4,120	DHL Group (EUR) (c)	176,886
1,156	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d) (e)	57,896
3,930	Evonik Industries AG (EUR) (c)	85,199
6,573	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c) (g)	412,489
6,459	Fresenius Medical Care AG (EUR) (c)	321,401
2,410	Fresenius SE & Co. KGaA (EUR) (c) (g)	102,892
3,745	GEA Group AG (EUR) (c)	227,655
3,365	Heidelberg Materials AG (EUR) (c)	580,052
742	HOCHTIEF AG (EUR) (c)	126,868
2,621	Infineon Technologies AG (EUR) (c)	87,371
9,313	KION Group AG (EUR) (c)	390,554

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
3,096	Knorr-Bremse AG (EUR) (c)	$281,752
1,917	Krones AG (EUR) (c)	261,451
2,638	LEG Immobilien SE (EUR) (c)	186,469
7,085	Mercedes-Benz Group AG (EUR) (c)	418,525
588	MTU Aero Engines AG (EUR) (c)	204,315
10,011	Porsche Automobil Holding SE (Preference Shares) (EUR) (c)	377,001
187	Rational AG (EUR) (c)	155,801
12,581	RWE AG (EUR)	449,200
400	SAP SE (EUR) (c)	107,180
12,428	Siemens Energy AG (EUR) (c) (g)	736,759
665	Symrise AG (EUR) (c)	68,943
4,316	Volkswagen AG (Preference Shares) (EUR) (c)	440,398
5,035	Vonovia SE (EUR) (c)	135,494
11,099	Zalando SE (EUR) (c) (d) (e) (g)	384,973
		10,975,378
	Greece — 4.6%
159,844	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	429,383
10,640	Hellenic Telecommunications Organization S.A. (EUR) (c)	173,099
6,973	Metlen Energy & Metals S.A. (EUR) (c)	307,307
32,146	National Bank of Greece S.A. (EUR) (c)	330,397
85,977	Piraeus Financial Holdings S.A. (EUR) (c)	472,423
20,485	Public Power Corp. S.A. (EUR) (c)	307,603
		2,020,212
	Ireland — 2.0%
47,955	AIB Group PLC (EUR) (c)	309,752
16,434	Bank of Ireland Group PLC (EUR) (c)	194,174
10,429	Glanbia PLC (EUR) (c)	114,923
5,946	Ryanair Holdings PLC, ADR	251,932
		870,781
	Italy — 15.5%
158,610	A2A S.p.A. (EUR) (c)	382,260
7,278	Banca Mediolanum S.p.A (EUR) (c)	117,662
79,346	Banca Monte dei Paschi di Siena S.p.A. (EUR) (c) (f)	631,060
27,150	Banco BPM S.p.A. (EUR) (c)	276,280
65,135	BPER Banca S.p.A. (EUR) (c)	511,291
11,479	Buzzi S.p.A. (EUR) (c)	552,364
Shares	Description	Value

	Italy (Continued)
2,983	De’ Longhi S.p.A (EUR) (c)	$98,950
24,038	Eni S.p.A. (EUR) (c)	371,786
10,717	FinecoBank Banca Fineco S.p.A (EUR) (c)	212,268
12,675	Generali (EUR) (c)	445,263
46,015	Hera S.p.A. (EUR) (c)	199,332
85,725	Intesa Sanpaolo S.p.A. (EUR) (c)	441,800
30,346	Italgas S.p.A. (EUR) (c)	217,588
4,120	Leonardo S.p.A. (EUR) (c)	200,640
5,378	Mediobanca Banca di Credito Finanziario S.p.A. (EUR) (c)	100,879
60,362	Pirelli & C S.p.A. (EUR) (c) (d) (e)	359,303
3,781	Prysmian S.p.A. (EUR) (c)	208,133
41,648	Saipem S.p.A. (EUR) (c) (g)	96,630
988,838	Telecom Italia S.p.A. (EUR) (c) (g)	334,031
8,358	UniCredit S.p.A. (EUR) (c)	469,154
38,535	Unipol Assicurazoni S.p.A. (EUR) (c)	616,867
		6,843,541
	Luxembourg — 1.8%
87,572	Aroundtown S.A. (EUR) (c) (g)	239,941
29,090	Tenaris S.A. (EUR) (c)	569,256
		809,197
	Netherlands — 6.8%
4,522	Aalberts N.V. (EUR) (c)	154,182
10,167	ABN AMRO Bank N.V. (EUR) (c) (d) (e)	214,233
2,644	Arcadis N.V. (EUR) (c)	134,982
341	Argenx SE (EUR) (c) (g)	201,223
1,878	ASR Nederland N.V. (EUR) (c)	107,962
1,691	Euronext N.V. (EUR) (c) (d) (e)	245,419
7,958	Koninklijke Ahold Delhaize N.V. (EUR) (c)	297,273
13,981	Koninklijke Philips N.V. (EUR) (c) (h)	355,931
5,929	Koninklijke Vopak N.V. (EUR) (c)	257,585
7,351	NN Group N.V. (EUR) (c)	409,053
6,292	Prosus N.V. (EUR) (c)	292,322
15,428	STMicroelectronics N.V. (EUR) (c)	338,299
		3,008,464
	Portugal — 2.1%
1,014,282	Banco Comercial Portugues S.A., Class R (EUR) (c)	613,265

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Portugal (Continued)
40,182	EDP S.A. (EUR) (c)	$135,345
9,806	Galp Energia SGPS S.A. (EUR) (c)	171,802
		920,412
	Spain — 8.9%
3,228	Acciona S.A. (EUR) (c)	422,491
3,971	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	227,274
8,490	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	115,868
215,401	Banco de Sabadell S.A. (EUR) (c)	604,774
53,634	Banco Santander S.A. (EUR) (c)	361,329
10,394	Bankinter S.A. (EUR) (c)	115,532
61,330	CaixaBank S.A. (EUR) (c)	477,746
24,129	Grifols S.A. (EUR) (c) (g)	214,820
5,930	Iberdrola S.A. (EUR) (c)	95,758
4,690	Industria de Diseno Textil S.A. (EUR) (c)	233,525
137,804	Mapfre S.A. (EUR) (c)	424,571
4,715	Redeia Corp. S.A. (EUR) (c)	94,636
34,713	Repsol S.A. (EUR) (c)	460,904
18,750	Telefonica S.A. (EUR) (c)	88,376
		3,937,604
	Switzerland — 0.8%
3,326	DSM-Firmenich AG (EUR) (c)	329,269
	Total Common Stocks	43,851,160
	(Cost $43,930,443)
MONEY MARKET FUNDS — 0.2%
83,737	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (i)	83,737
	(Cost $83,737)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$796,286	JPMorgan Chase & Co., 4.36% (i), dated 03/31/25, due 04/01/25, with a maturity value of $796,382. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $812,212. (j)	$796,286
	(Cost $796,286)

	Total Investments — 101.5%	44,731,183
	(Cost $44,810,466)
	Net Other Assets and Liabilities — (1.5)%	(647,181)
	Net Assets — 100.0%	$44,084,002

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $43,072,250 or 97.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $733,568 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $796,286.

(g)	Non-income producing security.
(h)	Non-income producing security which makes payment-in- kind distributions.
(i)	Rate shown reflects yield as of March 31, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	34.3%
Industrials	21.9
Consumer Discretionary	10.4
Energy	6.7
Utilities	6.4
Materials	4.5
Communication Services	4.3
Health Care	4.1
Consumer Staples	2.7
All Other	4.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	97.5%
USD	2.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 2,769,759	$ 77,778	$ 2,691,981	$ —
Germany	10,975,378	449,200	10,526,178	—
Ireland	870,781	251,932	618,849	—
Other Country Categories*	29,235,242	—	29,235,242	—
Money Market Funds	83,737	83,737	—	—
Repurchase Agreements	796,286	—	796,286	—
Total Investments	$44,731,183	$862,647	$43,868,536	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded AlphaDEX® Fund II
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® BrazilTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indices”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indices. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.